Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 92.6%

	Asset Backed Securities — 4.0%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.74% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	683,275
250,000	Allegro CLO XI, Ltd., Series 2019-2A, Class A1A, 1.58% (3 mo. USD LIBOR + 1.39%), due 01/19/33(b) 144A	250,661
150,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 3.59% (3 mo. USD LIBOR + 3.40%), due 04/17/29(b) 144A	150,075
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 5.68% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	291,808
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 6.94% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	419,281
600,463	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	618,125
400,000	Ares LII CLO, Ltd., Series 2019-52A, Class D, 4.13% (3 mo. USD LIBOR + 3.95%), due 04/22/31(b) 144A	400,362
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.06% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	247,771
810,000	Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2006-HE5, Class M1, 0.37% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	727,521
339,254	Asset Backed Securities Corp. Home Equity Loan Trust RFC, Series 2007-HE1, Class A4, 0.23% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	332,252
250,000	Assurant CLO, Ltd., Series 2019-5A, Class E, 7.52% (3 mo. USD LIBOR + 7.34%), due 01/15/33(b) 144A	250,181
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.13% (3 mo. USD LIBOR + 2.95%), due 08/05/27(b) 144A	409,919
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	447,876
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.13% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	250,312
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 1.69% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	249,616
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 3.23% (3 mo. USD LIBOR + 3.05%), due 10/15/30(b) 144A	243,743
450,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 1.26% (3 mo. USD LIBOR + 1.08%), due 07/15/31(b) 144A	449,304
321,600	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 1.21% (3 mo. USD LIBOR + 1.05%), due 11/20/28(b) 144A	321,787
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 7.18% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	250,175
250,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	255,186
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 6.60% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	277,742
404,111	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.21% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	403,504
300,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.19% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	298,205
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 3.69% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	250,169

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
94,408	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	97,428
183,785	Dryden CLO XXV Senior Loan Fund, Series 2012-25A, Class ARR, 1.08% (3 mo. USD LIBOR + 0.90%), due 10/15/27(b) 144A	183,882
325,089	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	330,640
439,163	Falcon Aerospace, Ltd., Series 2017-1, Class A, 1.00%, due 02/15/42 144A	437,569
380,000	FBR Securitization Trust, Series 2005-2, Class M4, 1.02% (1 mo. USD LIBOR + 0.93%), due 09/25/35(b)	348,239
480,978	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.77% (1 mo. USD LIBOR + 0.68%), due 11/25/36(b)	481,329
250,000	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class E, 5.41% (3 mo. USD LIBOR + 5.22%), due 01/20/33(b) 144A	243,499
400,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class B, 3.39% (3 mo. USD LIBOR + 3.20%), due 07/20/32(b) 144A	400,463
380,000	Golub Capital Partners CLO, Ltd., Series 2021-53A, Class E, 6.83% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	373,919
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.13% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	241,247
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class CR, 3.84% (3 mo. USD LIBOR + 3.65%), due 04/17/34(b) 144A	250,208
450,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 1.34% (3 mo. USD LIBOR + 1.16%), due 01/27/31(b) 144A	450,386
140,416	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.63% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	138,866
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 8.39% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	271,632
250,000	Hildene Community Funding CDO CLO, Ltd., Series 2015-1A, Class AR, 3.25%, due 11/01/35 144A	252,798
265,000	Invesco CLO, Ltd., Series 2021-1A, Class D, 3.22% (3 mo. USD LIBOR + 3.05%), due 04/15/34(b) 144A	265,118
240,849	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.45% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	232,285
400,000	KKR CLO 14 Ltd., Series 14, Class BR, 1.98% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	400,200
324,961	LCM CLO XVIII, LP, Series 19A, Class AR, 1.42% (3 mo. USD LIBOR + 1.24%), due 07/15/27(b) 144A	325,169
131,579	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59(c) 144A	132,040
250,000	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 1.37% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	250,926
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 5.86% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	395,012
614,172	Magnolia Financial X DAC, Series 2020-1, 1.00%, due 08/13/24(d)	586,255
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 3.49% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	246,275
607,555	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	661,362
467,984	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 0.38% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	446,063
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	382,854

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
100,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	103,056
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	768,400
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.11% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	246,654
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 5.39% (3 mo. USD LIBOR + 5.20%), due 10/20/27(b) 144A	246,092
955,000	Oaktree CLO, Ltd., Series 2019-4A, Class E, 7.42% (3 mo. USD LIBOR + 7.23%), due 10/20/32(b) 144A	949,198
355,000	Ocean Trails CLO IX, Series 2020-9A, Class A1, 2.05% (3 mo. USD LIBOR + 1.87%), due 10/15/29(b) 144A	355,628
405,000	Ocean Trails CLO IX, Series 2020-9A, Class A2, 2.45% (3 mo. USD LIBOR + 2.27%), due 10/15/29(b) 144A	406,256
330,000	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.78% (3 mo. USD LIBOR + 3.60%), due 07/15/28(b) 144A	330,175
250,000	Ocean Trails CLO X, Series 2020-10A, Class D, 4.88% (3 mo. USD LIBOR + 4.70%), due 10/15/31(b) 144A	250,871
325,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 2.79% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	321,992
1,205,000	OHA Credit Funding CLO 3, Ltd., Series 2019-3A, Class E1, 5.19% (3 mo. USD LIBOR + 5.00%), due 07/20/32(b) 144A	1,205,602
1,110,000	OHA Credit Funding CLO 3, Ltd., Series 2019-3A, Class ER, 0.00% (3 mo. USD LIBOR + 6.25%), due 07/02/35(b) (e) 144A	1,110,444
935,000	OHA Credit Funding CLO 4, Ltd., Series 2019-4A, Class E, 6.32% (3 mo. USD LIBOR + 6.10%), due 10/22/32(b) 144A	931,301
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 4.16% (3 mo. USD LIBOR + 4.00%), due 11/15/32(b) 144A	250,869
180,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	184,615
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 1.02% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	798,278
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 1.99% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	250,914
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 2.19% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	246,339
260,000	Parallel CLO, Ltd., Series 2020-1A, Class A1, 2.01% (3 mo. USD LIBOR + 1.83%), due 07/20/31(b) 144A	260,130
447,350	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	467,983
340,000	Recette CLO, Ltd., Series 2015-1A, Class ARR, 1.27% (3 mo. USD LIBOR + 1.08%), due 04/20/34(b) 144A	340,475
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 0.71% (1 mo. USD LIBOR + 0.62%), due 03/25/36 (b)	1,133,694
500,000	Romark CLO III, Ltd., Series 2019-3A, Class A1, 1.55% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	500,278
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.38% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	169,470
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 7.41% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	430,134

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
515,000		Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 3.10% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	515,229
107,000		SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28%, due 06/15/32(f)	106,988
54,000		SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30%, due 03/15/33(f)	53,891
680,000		SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	678,032
250,000		TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR, 3.19% (3 mo. USD LIBOR + 3.00%), due 10/13/29(b) 144A	250,125
340,000		Venture CLO 31, Ltd., Series 2018-31A, Class A1, 1.22% (3 mo. USD LIBOR + 1.03%), due 04/20/31(b) 144A	339,240
250,000		Voya CLO, Ltd., Series 2016-3A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	250,207
260,000		Voya CLO, Ltd., Series 2017-3A, Class DR, 7.14% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	257,002
275,000		Webster Park CLO, Ltd., Series 2015-1A, Class CR, 3.09% (3 mo. USD LIBOR + 2.90%), due 07/20/30(b) 144A	274,966
350,000		Wellfleet CLO, Ltd., Series 2017-2A, Class C, 3.59% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	350,174
170,000		Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	172,883
250,000		Whitebox CLO II, Ltd., Series 2020-2A, Class A1, 1.93% (3 mo. USD LIBOR + 1.75%), due 10/24/31(b) 144A	250,680
410,000		Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 3.83% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	397,470
420,000		Z Capital Credit Partners CLO, Series 2021-1A, Class D, 4.35% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	399,814
490,000		Zais CLO 16, Ltd., Series 2020-16A, Class D1, 5.67% (3 mo. USD LIBOR + 5.48%), due 10/20/31(b) 144A	491,827

			34,351,890

		Bank Loans — 15.5%
621,402		8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.59% (1 mo. USD LIBOR + 3.50%), due 10/01/25(b)	620,496
2,150,563		AAdvantage Loyalty IP, Ltd., 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	2,244,650
594,769		Academy, Ltd., 2021 Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 11/05/27(b)	598,610
1,224,000		ACProducts, Inc., 2021 Term Loan B, 4.75% (6 mo. USD LIBOR + 4.25%), due 05/05/28(b)	1,219,792
124,615		Acrisure, LLC, 2020 Term Loan B, 3.60% (3 mo. USD LIBOR + 3.50%), due 02/15/27(b)	123,431
806,000	EUR	Adevinta ASA, EUR Term Loan B, TBD , due 04/20/28(g)	956,852
819,200		Adtalem Global Education, Inc., 2021 Term Loan B, TBD , due 02/11/28(g)	819,405
377		Advanced Drainage Systems, Inc., Term Loan B, 2.38% (1 mo. USD LIBOR + 2.25%), due 07/31/26(b)	379
933,523		Air Canada, 2019 Term Loan, 1.84% (1 mo. USD LIBOR + 1.75%), due 10/06/23(b)	922,087
791,960		Allen Media, LLC, 2020 Term Loan B, 5.65% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	793,693
393,100		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25% (1 mo. USD LIBOR + 3.75%), due 05/12/28(b)	394,753
246,012		Alterra Mountain Co., Term Loan B1, 2.85% (1 mo. USD LIBOR + 2.75%), due 07/31/24(b)	243,727

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
392,537		Alterra Mountain Co., 2020 Term Loan B, 5.50% (1 mo. USD LIBOR + 4.50%), due 08/01/26(b)	394,623
339,133		AMC Entertainment Holdings, Inc., 2019 Term Loan B, TBD , due 04/22/26(g)	319,915
400,000		Amentum Government Services Holdings LLC, 2020 2nd Lien Term Loan, TBD , due 01/31/28(g)	403,000
499,722		Amentum Government Services Holdings LLC, Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 01/29/27(b)	499,098
87,857		American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 04/06/24(b)	87,796
56,227		Amerilife Holdings, LLC, 2020 Term Loan, 4.10% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	56,227
1,057,261		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, TBD , due 02/01/25(g)	1,051,975
374,670		APi Group DE, Inc., Term Loan B, 2.60% (1 mo. USD LIBOR + 2.50%), due 10/01/26(b)	374,483
190,000		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 4.00% (1 mo. USD LIBOR + 3.50%), due 03/06/28(b)	190,238
1,010,692		Apollo Commercial Real Estate Finance, Inc., Term Loan B, 2.84% (1 mo. USD LIBOR + 2.75%), due 05/15/26(b)	999,322
136,554		AppLovin Corp., 2018 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 08/15/25(b)	136,518
1,146,305		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 5.00% (3 mo. USD LIBOR + 5.00%), due 12/31/27(b)	1,146,305
255,873		Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/19/24(b)	256,712
1,332,660	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.00% (6 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,586,329
211,699		Asurion LLC, 2018 Term Loan B6, 3.10% (1 mo. USD LIBOR + 3.00%), due 11/03/23(b)	210,822
295,564		Asurion LLC, 2018 Term Loan B7, 3.10% (1 mo. USD LIBOR + 3.00%), due 11/03/24(b)	292,886
423,255		Asurion LLC, 2020 Term Loan B8, 3.35% (1 mo. USD LIBOR + 3.25%), due 12/23/26(b)	418,923
504,336		Asurion LLC, 2021 Term Loan B9, 3.35% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	499,188
842,000		At Home Group, Inc., Term Loan B, TBD , due 07/30/28(g)	842,877
544,704		Athenahealth, Inc., 2021 Term Loan B1, 4.41% (3 mo. USD LIBOR + 4.25%), due 02/11/26(b)	548,278
716,914		ATI Holdings Acquisition, Inc., 2016 Term Loan, 4.50% (6 mo. USD LIBOR + 3.50%), due 05/10/23(b)	717,511
970,000		Atotech BV, 2021 USD Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 03/18/28(b)	966,211
540,000		Autokiniton US Holdings, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.50%), due 04/06/28(b)	544,388
500,539		Bausch Health Companies, Inc., 2018 Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 06/02/25(b)	499,132
2,236,000	EUR	Belron Finance US LLC, 2021 EUR Term Loan B, 2.75% (3 mo. EURIBOR + 2.75%), due 04/13/28(b)	2,635,928
336,740		BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 2.07% (1 mo. USD LIBOR + 2.00%), due 02/03/24(b)	337,161
577,169		Boyd Gaming Corp., Term Loan B3, 2.34% (1 Week USD LIBOR + 2.25%), due 09/15/23(b)	577,235
128,527		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.63% (1 mo. USD LIBOR + 2.50%), due 08/15/25(b)	128,153
1,080,000		Brown Group Holding, LLC, Term Loan B, 3.25% (3 mo. USD LIBOR + 2.75%), due 06/07/28(b)	1,076,400

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
784,311		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.85% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	778,469
283,548		Caesars Resort Collection, LLC, 2020 Term Loan B1, 4.60% (1 mo. USD LIBOR + 4.50%), due 07/21/25(b)	284,837
500,485		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	501,361
797,351		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	795,357
570,695		Cardinal Parent, Inc., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	572,007
3,747,762		Carnival Corp., 2021 USD Term Loan B, TBD , due 06/30/25(g)	4,284,171
2,817,762	EUR	Carnival Corp., EUR Term Loan B, 7.50% (1 mo. EURIBOR + 7.50%), due 06/30/25(b)	3,352,863
124,878		Castle US Holding Corp., USD Term Loan B, 3.90% (3 mo. USD LIBOR + 3.75%), due 01/29/27(b)	123,598
796		CEC Entertainment, Inc., 2019 Term Loan B , due 08/30/26(h)	1,253
143,633		Cinemark USA, Inc., 2018 Term Loan B, 1.86% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	139,623
897,877		Citadel Securities, LP, 2021 Term Loan B, 2.60% (1 mo. USD LIBOR + 2.50%), due 02/02/28(b)	889,796
1,401,000		City Brewing Company, LLC, Closing Date Term Loan, 4.25% (3 mo. USD LIBOR + 3.50%), due 04/05/28(b)	1,408,005
192,399		Clarios Global, LP, 2021 USD Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 04/30/26(b)	191,037
548,625		Clark Equipment Co., 2021 Incremental Term Loan, 2.40% (3 mo. USD LIBOR + 2.25%), due 05/18/24(b)	547,253
356,924		Claros Mortgage Trust, Inc., Term Loan B, 6.00% (1 mo. USD LIBOR + 5.00%), due 08/09/26(b)	358,263
1,087,631		Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.69% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	1,063,329
846,801		ClubCorp Holdings, Inc., 2017 Term Loan B, 2.90% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	815,340
673,442		CNT Holdings I Corp., 2020 Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 11/08/27(b)	674,757
1,208,198		CommScope, Inc., 2019 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,204,422
120,908		CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 12/18/24(b)	118,188
1,704,000		CoreLogic, Inc., Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	1,703,201
377,631		CP Atlas Buyer, Inc., 2021 Term Loan B, 4.25% (1 mo. USD LIBOR + 3.75%), due 11/23/27(b)	377,159
52,790		CWGS Group, LLC, 2021 Term Loan B, 3.25% (1 mo. USD LIBOR + 2.50%), due 06/03/28(b)	52,441
1,364,535		DCert Buyer, Inc., 2019 Term Loan B, 4.10% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	1,367,946
915,200		DCert Buyer, Inc., 2021 2nd Lien Term Loan, 7.10% (1 mo. USD LIBOR + 7.00%), due 02/16/29(b)	924,810
99,944		Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 04/09/27(b)	100,536
288,100		Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 7.50% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	296,023

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
511,322		Delta TopCo, Inc., 2020 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 12/01/27(b)	513,080
341,770		Diamond Sports Group, LLC, Term Loan, 3.36% (1 mo. USD LIBOR + 3.25%), due 08/24/26(b)	211,775
283,794		Dun & Bradstreet Corp. (The), Term Loan, 3.35% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	282,685
640,000		Empire Today, LLC, 2021 Term Loan B, 5.75% (1 mo. USD LIBOR + 5.00%), due 04/03/28(b)	643,200
301,803		Endo Luxembourg Finance Co. I SARL, 2021 Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), due 03/27/28(b)	294,541
1,132,948		Endure Digital Inc., Term Loan, 4.25% (3 mo. USD LIBOR + 3.50%), due 02/10/28(b)	1,129,762
181,607		Equinox Holdings, Inc., 2020 Term Loan B2, 10.00% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	181,607
214,527		EyeCare Partners, LLC, 2020 2nd Lien Term Loan, 8.35% (1 mo. USD LIBOR + 8.25%), due 02/18/28(b)	206,750
274,556		EyeCare Partners, LLC, 2020 Term Loan, 3.85% (1 mo. USD LIBOR + 3.75%), due 02/18/27(b)	272,554
190,000		First Brands Group, LLC, 2021 2nd Lien Term Loan, 9.50% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	191,900
309,225		First Brands Group, LLC, 2021 Term Loan, 6.00% (1 mo. USD LIBOR + 5.00%), due 03/30/27(b)	313,284
490,000		Focus Financial Partners, LLC, 2021 Term Loan, TBD , due 06/24/28(g)	488,980
1,674,198		Focus Financial Partners, LLC, 2020 Term Loan, 2.10% (1 mo. USD LIBOR + 2.00%), due 07/03/24(b)	1,659,810
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan, 2.38% (6 mo. USD LIBOR + 2.38%), due 01/29/27(b)	132,268
437,454		Froneri International, Ltd., 2020 USD Term Loan, 2.35% (1 mo. USD LIBOR + 2.25%), due 01/29/27(b)	431,521
2,186,831		Gainwell Acquisition Corp., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,196,398
870,695		Gannett Holdings LLC, 2021 Term Loan B, 7.75% (3 mo. USD LIBOR + 7.00%), due 01/29/26(b)	880,491
223,926		Garda World Security Corp., 2021 Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), due 10/30/26(b)	225,226
331,276		Global Medical Response, Inc., 2020 Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 10/02/25(b)	333,139
171,619		Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.35% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	159,034
309,172		Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.35% (1 mo. USD LIBOR + 8.25%), due 11/29/26(b)	262,023
152,366		GlobalTranz Enterprises, Inc., 2019 Term Loan, 5.10% (1 mo. USD LIBOR + 5.00%), due 05/15/26(b)	151,651
1,295,888		Graham Packaging Co. Inc., 2021 Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	1,296,624
1,014,900		Great Outdoors Group, LLC, 2021 Term Loan B, 5.00% (6 mo. USD LIBOR + 4.25%), due 03/06/28(b)	1,022,240
540,000		Greystone Select Financial LLC, Term Loan B, 5.75% (6 mo. USD LIBOR + 5.00%), due 05/06/28(b)	540,000
684,178		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.09% (1 Week USD LIBOR + 2.00%), due 11/15/27(b)	678,152

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
660,000		Hayward Industries, Inc., 2021 Term Loan, 3.25% (1 mo. USD LIBOR + 2.75%), due 05/12/28(b)	659,587
817,464		HC Group Holdings II, Inc., Term Loan B, 3.85% (1 mo. USD LIBOR + 3.75%), due 08/06/26(b)	818,486
857,850		Hudson River Trading LLC, 2021 Term Loan, 3.10% (1 mo. USD LIBOR + 3.00%), due 03/20/28(b)	855,884
31,224		Hyland Software, Inc., 2018 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	31,327
1,650,000		Icon Luxembourg SARL, Term Loan B, TBD , due 06/16/28(g)	1,655,156
537,790		Illuminate Buyer, LLC, 2021 Term Loan, 3.60% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	535,213
345,600		INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25% (1 mo. USD LIBOR + 2.75%), due 01/29/26(b)	345,330
850,000		Ingram Micro, Inc., 2021 Term Loan B, TBD , due 03/31/28(g)	852,745
447,750		IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), due 12/15/27(b)	447,983
790,937		IRB Holding Corp., 2020 Term Loan B, 3.75% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	789,825
716,840		Jane Street Group, LLC, 2021 Term Loan, 2.85% (1 mo. USD LIBOR + 2.75%), due 01/26/28(b)	714,958
246,565	EUR	Jazz Financing Lux SARL, EUR Term Loan, 3.50% (1 mo. EURIBOR + 3.50%), due 05/05/28(b)	292,980
1,006,000		Jazz Financing Lux SARL, USD Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 04/21/28(b)	1,010,940
127,727		LBM Acquisition LLC, Delayed Draw Term Loan, TBD , due 12/17/27(g)	127,128
580,817		LBM Acquisition LLC, Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 12/17/27(b)	578,094
320,182		Les Schwab Tire Centers, Term Loan B, 4.25% (6 mo. USD LIBOR + 3.50%), due 11/02/27(b)	320,983
407,003		Leslie’s Poolmart, Inc., 2021 Term Loan B, 3.25% (1 mo. USD LIBOR + 2.75%), due 03/04/28(b)	406,042
765,105		LogMeIn, Inc., Term Loan B, 4.83% (1 mo. USD LIBOR + 4.75%), due 08/31/27(b)	764,547
1,562,000		Lonza Group AG, USD Term Loan B, TBD , due 04/29/28(g)	1,781,687
1,550,897	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	1,867,947
250,000		Madison IAQ LLC, Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 06/16/28(b)	250,438
750,000		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, TBD , due 04/29/28(g)	750,803
1,040,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, TBD , due 05/03/29(g)	1,032,200
126,550		Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 10/19/27(b)	127,103
1,010,000		Mavis Tire Express Services Corp., 2021 Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 05/04/28(b)	1,014,892
406,461		Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 4.60% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	406,461
1,041,495		MH Sub I, LLC, 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	1,045,010
1,959,000		Michaels Companies, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	1,969,612
599,414		Mileage Plus Holdings LLC, 2020 Term Loan B, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/21/27(b)	640,670

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
243,435		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	242,759
518,680		Monitronics International Inc., Takeback Term Loan, 7.75% (1 mo. USD LIBOR + 6.50%), due 03/29/24(b)	506,145
930,000		One Call Corp., 2021 Term Loan, 6.25% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	941,625
330,000		Orbcomm, Inc., Term Loan B, TBD , due 06/17/28(g)	329,794
1,200,000	EUR	Organon & Co., EUR Term Loan B, 3.00% (6 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,421,969
1,113,000		Organon & Co., USD Term Loan, 3.50% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	1,115,286
382,963		PAE Holding Corp., 2020 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.50%), due 10/19/27(b)	384,064
227,037		Parexel International Corp., Term Loan B, 2.85% (1 mo. USD LIBOR + 2.75%), due 09/27/24(b)	225,973
277,128		Particle Investments SARL, Term Loan, 5.75% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	278,513
1,315,000	EUR	Paysafe Holdings US Corp., EUR Term Loan B2, TBD , due 06/28/28(g)	1,554,098
580,000		Peraton Corp., 2nd Lien Term Loan B1, 8.50% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	594,500
927,675		Peraton Corp., Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	932,096
478,800		Petco Health & Wellness Company, Inc., 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 03/03/28(b)	478,586
646,400		PetSmart, Inc., 2021 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 02/12/28(b)	647,612
232,472		Phoenix Guarantor, Inc., 2020 Term Loan B, 3.34% (1 mo. USD LIBOR + 3.25%), due 03/05/26(b)	231,164
321,839		Planview Parent, Inc., Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 12/17/27(b)	322,778
729,280		Playa Resorts Holding BV, 2017 Term Loan B, 3.75% (1 mo. USD LIBOR + 2.75%), due 04/29/24(b)	702,159
610,905		Precision Medicine Group, LLC, 2021 Term Loan, 3.75% (3 mo. USD LIBOR + 3.00%), due 11/18/27(b)	610,268
11,418		Presidio, Inc., 2020 Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	11,429
8,432		Presidio, Inc., 2020 Term Loan B, 3.61% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	8,440
327,968		Presidio, Inc., 2020 Term Loan B, 3.69% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	328,276
142,148		Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	142,163
55,574		Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (3 mo. USD LIBOR + 2.75%), due 09/23/26(b)	55,580
110,377		Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (6 mo. USD LIBOR + 2.75%), due 09/23/26(b)	110,388
1,300,000		Proofpoint, Inc., 1st Lien Term Loan, TBD , due 06/09/28(g)	1,294,515
610,000		Quikrete Holdings, Inc., 2021 Term Loan B1, TBD , due 05/12/28(g)	605,959
973,885		Rackspace Technology Global, Inc., 2021 Term Loan, 3.50% (3 mo. USD LIBOR + 2.75%), due 02/15/28(b)	970,081
339,702		Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.32% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	340,079
291,260		Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.32% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	291,584
317,067		Redstone Buyer LLC, 2021 2nd Lien Delayed Draw Term Loan, TBD , due 04/15/29(g)	312,311
552,933		Redstone Buyer LLC, 2021 2nd Lien Term Loan, 8.50% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	544,639
567,781		Redstone Buyer LLC, 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	568,136

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
700,118	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.85% (1 mo. USD LIBOR + 3.75%), due 11/16/25(b)	699,601
352,000	Royal Caribbean Cruises, Ltd., 2019 Term Loan A, TBD , due 04/05/22(g)	343,200
218,913	Ryan Specialty Group, LLC, Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 09/01/27(b)	219,297
12,928	Science Applications International Corp., 2020 Incremental Term Loan B, 1.98% (1 mo. USD LIBOR + 1.88%), due 03/12/27(b)	12,912
256,035	Scientific Games International, Inc., 2018 Term Loan B5, 2.85% (1 mo. USD LIBOR + 2.75%), due 08/14/24(b)	254,515
278,927	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	276,277
329,394	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR + 4.25%), due 09/03/26(b)	330,766
3,941,703	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	4,167,859
258,695	Sotera Health Holdings, LLC, 2021 Term Loan, 3.25% (3 mo. USD LIBOR + 2.75%), due 12/11/26(b)	258,129
240,000	Sovos Brands Intermediate, Inc., 2021 Term Loan, 5.00% (3 mo. USD LIBOR + 4.25%), due 06/08/28(b)	240,900
498,437	Station Casinos LLC, 2020 Term Loan B, 2.25% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	493,422
482,000	Summer BC Holdco B SARL, 2021 USD Term Loan, TBD , due 12/04/26(g)	483,105
156,164	Surf Holdings, LLC, USD Term Loan, 3.63% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	155,285
440,570	Symplr Software, Inc., 2020 Term Loan, 5.25% (3 mo. USD LIBOR + 4.50%), due 12/22/27(b)	441,561
704,003	Tech Data Corp., ABL FILO Term Loan, 5.60% (1 mo. USD LIBOR + 5.50%), due 06/30/25(b)	707,083
1,073,865	Tech Data Corp., ABL Term Loan, 3.60% (1 mo. USD LIBOR + 3.50%), due 06/30/25(b)	1,076,818
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.07% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	464,731
316,949	Terrier Media Buyer, Inc., 2021 Term Loan, 3.60% (1 mo. USD LIBOR + 3.50%), due 12/17/26(b)	315,848
1,050,000	TKC Holdings, Inc., 2021 Term Loan, 6.50% (3 mo. USD LIBOR + 5.50%), due 05/03/28(b)	1,032,937
398,382	TransDigm, Inc., 2020 Term Loan F, 2.35% (1 mo. USD LIBOR + 2.25%), due 12/09/25(b)	392,932
760,000	Triton Water Holdings,, Inc., Term Loan, 4.50% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	760,407
182,979	TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 9.50% (3 mo. USD LIBOR + 8.50%), due 11/02/28(b)	187,553
375,738	Tutor Perini Corp., Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 08/13/27(b)	380,435
1,018,871	U.S. Renal Care, Inc., 2019 Term Loan B, 5.10% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	1,024,602
1,282,903	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 04/04/25(b)	1,283,819
240,427	Ultimate Software Group, Inc. (The), 2021 Incremental Term Loan, 4.00% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	240,878
2,309,213	United Airlines, Inc., 2021 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	2,342,202

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
325,278		Univision Communications, Inc., 2020 Replacement Term Loan, 3.85% (1 mo. USD LIBOR + 3.75%), due 03/15/26(b)	326,173
712,000	EUR	UPC Broadband Holding BV, 2021 EUR Term Loan AY, 3.00% (3 mo. EURIBOR + 3.00%), due 01/31/29(b)	841,089
291,135		US Foods, Inc., 2016 Term Loan B, 1.85% (1 mo. USD LIBOR + 1.75%), due 06/27/23(b)	288,819
874,131		US Foods, Inc., 2019 Term Loan B, 2.10% (1 mo. USD LIBOR + 2.00%), due 09/13/26(b)	862,476
1,078,333		USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 08/25/24(b)	1,082,858
548,517		Verscend Holding Corp., 2021 Term Loan B, 4.10% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	550,802
622,995		Vertex Aerospace Services Corp., 2021 Term Loan, 4.10% (1 mo. USD LIBOR + 4.00%), due 06/29/27(b)	623,968
313,345		VFH Parent LLC, 2019 Term Loan B, 3.09% (1 mo. USD LIBOR + 3.00%), due 03/01/26(b)	312,529
537,600		Virgin Media Bristol LLC, 2020 USD Term Loan Q, 3.35% (3 mo. USD LIBOR + 3.25%), due 01/31/29(b)	537,390
719,297		Virgin Media Bristol LLC, USD Term Loan N, 2.57% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	713,790
900,000		Virgin Pulse, Inc., 2021 Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 03/30/28(b)	902,812
243,000		VS Buyer, LLC, Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 02/28/27(b)	242,126
104,422		Whatabrands LLC, 2020 Term Loan B, 2.83% (1 mo. USD LIBOR + 2.75%), due 07/31/26(b)	104,103
496,754		William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.85% (1 mo. USD LIBOR + 2.75%), due 05/18/25(b)	488,682
1,084,944		Windstream Services, LLC, 2020 Exit Term Loan B, 7.25% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	1,089,691
517,069		WP CityMD Bidco LLC, 2021 Term Loan B, 3.90% (3 mo. USD LIBOR + 3.75%), due 08/13/26(b)	518,869
763,561		WP CPP Holdings, LLC, 2018 Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	748,608

			132,379,108

		Convertible Debt — 1.7%
1,170,000		Aerie Pharmaceuticals, Inc., 1.50%, due 10/01/24	1,164,190
30,000		American Eagle Outfitters, Inc., 3.75%, due 04/15/25	131,070
260,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.75%, due 08/23/22	262,288
80,000		Apollo Commercial Real Estate Finance, Inc. REIT, 5.38%, due 10/15/23	81,300
95,000		Bill.com Holdings, Inc., 0.00%, due 12/01/25(i) 144A	127,300
745,000		BioMarin Pharmaceutical, Inc., 1.25%, due 05/15/27	750,161
130,000		Blackline, Inc., 0.77%, due 03/15/26(i) 144A	125,450
75,000		Burlington Stores, Inc., 2.25%, due 04/15/25	119,531
1,300,000		Cheniere Energy, Inc., 4.25%, due 03/15/45	1,107,870
595,000		Datadog, Inc., 0.13%, due 06/15/25	795,441
790,000		DISH Network Corp., 3.38%, due 08/15/26	808,170
120,000		DocuSign, Inc., 0.00%, due 01/15/24(i) 144A	124,200
330,000		DraftKings, Inc., 1.54%, due 03/15/28(i) 144A	298,980

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Convertible Debt — continued
135,000		Enphase Energy, Inc., 0.40%, due 03/01/28(i) 144A	131,507
55,000		Envista Holdings Corp., 2.38%, due 06/01/25	117,425
520,000		Etsy, Inc., 0.25%, due 06/15/28 144A	575,640
105,000		Euronet Worldwide, Inc., 0.75%, due 03/15/49(j)	120,094
110,000		Expedia Group, Inc., 0.00%, due 02/15/26(i) (j) 144A	119,350
145,000		Ford Motor Co., 0.00%, due 03/15/26(i) 144A	161,041
76,000		Gannett Co., Inc., 6.00%, due 12/01/27	83,600
160,000		Halozyme Therapeutics, Inc., 0.25%, due 03/01/27 144A	149,300
60,000		HubSpot, Inc., 0.38%, due 06/01/25	127,290
250,000		Liberty Latin America, Ltd., 2.00%, due 07/15/24	255,896
425,000		Livongo Health, Inc., 0.88%, due 06/01/25	672,827
225,000		MercadoLibre, Inc., 2.00%, due 08/15/28	795,375
100,000		Microchip Technology, Inc., 0.13%, due 11/15/24	113,000
85,000		Middleby Corp. (The), 1.00%, due 09/01/25 144A	122,570
75,000		MongoDB, Inc., 0.25%, due 01/15/26	135,703
130,000		NextEra Energy Partners, LP, 0.00%, due 06/15/24(i) 144A	130,195
100,000		NortonLifeLock, Inc., 2.00%, due 08/15/22 144A	137,700
120,000		Nutanix, Inc., 0.00%, due 01/15/23(i)	127,050
120,000		ON Semiconductor Corp., 0.00%, due 05/01/27(i) 144A	125,472
575,000		Palo Alto Networks, Inc., 0.38%, due 06/01/25	784,875
105,000		Pegasystems, Inc., 0.75%, due 03/01/25	125,606
80,000		Pioneer Natural Resources Co., 0.25%, due 05/15/25	128,040
805,000		Rapid7, Inc., 0.25%, due 03/15/27 144A	897,092
290,000		Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, due 06/15/26 144A	292,468
40,000		Sea, Ltd., 2.38%, due 12/01/25	123,600
105,000		Shopify, Inc., 0.13%, due 11/01/25	137,235
190,000		Spirit Airlines, Inc., 1.00%, due 05/15/26	182,039
80,000		Spotify USA, Inc., 1.38%, due 03/15/26(i) 144A	75,080
70,000		Square, Inc., 0.13%, due 03/01/25	144,506
535,000		Sunrun, Inc., 2.41%, due 02/01/26(i) 144A	481,179
30,000		Teradyne, Inc., 1.25%, due 12/15/23	127,162
105,000		Twitter, Inc., 0.25%, due 06/15/24	144,312
210,000		Uber Technologies, Inc., 0.00%, due 12/15/25(i) 144A	213,990
146,000		Vail Resorts, Inc., 0.00%, due 01/01/26(i) 144A	152,205
110,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	115,914
80,000		Zendesk, Inc., 0.63%, due 06/15/25	116,904
65,000		Zillow Group, Inc., 2.75%, due 05/15/25	128,497
85,000		Zscaler, Inc., 0.13%, due 07/01/25 144A	133,349
140,000		Zynga, Inc., 0.00%, due 12/15/26(i) 144A	149,975

			14,751,014

		Corporate Debt — 32.2%
150,000		AbbVie, Inc., 4.05%, due 11/21/39	174,457
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	325,545
290,000		Acuris Finance Us, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	289,990
1,263,646		Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	1,503,815
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	375,576
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	287,873
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	301,223

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,040,000	EUR	Adient Global Holdings, Ltd., Reg S, 3.50%, due 08/15/24(k)	1,270,553
680,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	691,934
270,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, due 09/15/23	289,618
250,000		AES Corp. (The), 2.45%, due 01/15/31 144A	247,762
1,000,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,047,700
2,170,000		Akbank TAS, 6.80%, due 02/06/26(j) 144A	2,295,242
570,000		Akumin, Inc., 7.00%, due 11/01/25 144A	593,438
280,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	298,535
300,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29 144A	304,533
310,000		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, due 06/01/28 144A	311,507
300,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	333,755
370,000		Altice France SA, 5.13%, due 07/15/29 144A	372,276
220,000		Altice France SA, 7.38%, due 05/01/26 144A	229,060
360,000		Altria Group, Inc., 5.95%, due 02/14/49	461,467
365,000		Ambience Merger Sub, Inc., 4.88%, due 07/15/28(e) 144A	366,825
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	333,644
1,100,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	1,381,875
350,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	371,000
320,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	346,400
220,000		American Express Co., 4.05%, due 12/03/42	263,129
725,248		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	815,193
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31 144A	455,615
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	320,968
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30(j)	709,509
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	395,882
630,000		Antero Resources Corp., 5.38%, due 03/01/30 144A	643,784
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	464,055
235,000		ArcelorMittal SA, 7.25%, due 10/15/39(c)	332,348
970,000	EUR	ARD Finance SA, Reg S, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(k)	1,182,305
280,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	341,284
2,285,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29 144A	2,270,719
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	684,125
672,822		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	739,832
557,000		AT&T, Inc., 3.50%, due 09/15/53 144A	560,447
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	406,224
60,000		AutoNation, Inc., 4.75%, due 06/01/30	71,041
160,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	180,997
250,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	271,131
160,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	173,039
490,000		Baidu, Inc., 2.38%, due 10/09/30	491,330
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (k) (l)	256,747
200,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 yr. CMT + 5.19%)(b) (l)	218,000
690,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (l) 144A	780,562
610,000		Banco Mercantil del Norte SA, 7.63% (10 yr. CMT + 5.35%)(b) (l) 144A	693,417
400,000		Banco Santander SA, 2.75%, due 12/03/30	396,605

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
600,000		Banco Santander SA, 2.96%, due 03/25/31	618,658
425,000		Banff Merger Sub, Inc., 9.75%, due 09/01/26 144A	447,844
200,000		Barclays Plc, 5.09% (3 mo. USD LIBOR + 3.05%), due 06/20/30(b)	233,423
535,000	GBP	Barclays Plc, Reg S, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (k) (l)	828,658
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (l)	398,344
240,000	EUR	Barclays Plc, (MTN), Reg S, 2.00% (5 yr. EUR swap annual + 1.90%), due 02/07/28(b) (k)	291,930
550,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	599,164
90,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	98,006
60,000		Bausch Health Cos., Inc., 4.88%, due 06/01/28 144A	61,485
130,000		Bausch Health Cos., Inc., 5.00%, due 02/15/29 144A	121,390
30,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	32,207
500,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44	465,276
1,362,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,385,181
850,000		Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51 144A	916,773
320,000		Blackboard, Inc., 10.38%, due 11/15/24 144A	339,600
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	802,900
1,285,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (j) (l) 144A	1,306,684
230,000		Boeing Co. (The), 2.20%, due 02/04/26	232,235
50,000		Boeing Co. (The), 2.70%, due 02/01/27	51,729
120,000		Boeing Co. (The), 3.25%, due 02/01/35	121,725
430,000		Boeing Co. (The), 5.15%, due 05/01/30	509,595
570,000		Boeing Co. (The), 5.93%, due 05/01/60	788,578
290,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	300,038
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	464,178
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	762,713
750,000		Carnival Corp., 9.88%, due 08/01/27 144A	876,574
740,000		Carnival Plc, 7.88%, due 06/01/27	882,313
220,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29 144A	217,525
485,000		Carvana Co., 5.63%, due 10/01/25 144A	505,494
120,000		Carvana Co., 5.88%, due 10/01/28 144A	126,431
545,000	EUR	Catalent Pharma Solutions, Inc., Reg S, 2.38%, due 03/01/28(k)	649,386
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	911,523
355,000		Caterpillar, Inc., 3.25%, due 04/09/50(j)	392,991
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,559,572
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	259,394
570,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50(j) 144A	659,923
480,000		Cemex SAB de CV, 3.88%, due 07/11/31 144A	488,520
1,390,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b) (l) 144A	1,436,495
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,383,713
150,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	171,707
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	1,526,601
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	298,271
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	184,589
185,000		Chevron Corp., 3.08%, due 05/11/50	191,790
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	630,075

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	923,459
160,000		Cigna Corp., 4.80%, due 08/15/38	199,498
770,000	EUR	Cirsa Finance International SARL, Reg S, 6.25%, due 12/20/23(k)	928,128
110,000		Citigroup, Inc., 4.65%, due 07/30/45	141,854
97,000		Citigroup, Inc., 5.30%, due 05/06/44	131,249
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (l)	183,294
745,000		Clarivate Science Holdings Corp., 4.88%, due 06/30/29 144A	765,487
930,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29 144A	964,025
800,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	831,000
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	660,816
380,000		Comcast Corp., 4.25%, due 10/15/30	447,566
780,000		Commercial Metals Co., 3.88%, due 02/15/31	785,850
1,600,000	EUR	Commerzbank AG, Reg S, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (k) (l)	2,096,574
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	231,085
770,000		CommScope, Inc., 8.25%, due 03/01/27 144A	823,938
250,000		Comstock Resources, Inc., 5.88%, due 01/15/30 144A	255,313
400,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (k) (l)	522,108
820,000		CoreCivic, Inc., 8.25%, due 04/15/26	851,939
280,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23(j)	280,788
290,000		CP Atlas Buyer, Inc., 7.00%, due 12/01/28 144A	301,339
375,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (j) (l) 144A	424,689
380,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (l) 144A	462,977
1,015,000		Credit Suisse Group AG, 4.50% (5 yr. CMT + 3.55%)(b) (l) 144A	1,009,823
265,000		Credit Suisse Group AG, 7.25% (5 yr. USD ICE swap + 4.33%)(b) (l) 144A	299,767
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (l) 144A	218,000
240,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	257,487
320,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	322,365
390,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	432,455
90,000		CVS Health Corp., 4.78%, due 03/25/38	110,887
90,000		CVS Health Corp., 5.05%, due 03/25/48	117,116
30,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	34,209
130,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	156,975
440,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30	566,254
1,350,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	2,211,464
640,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	747,311
30,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	33,377
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	672,407
400,000		Deutsche Bank AG, Reg S, 4.79% (5 yr. USD swap + 4.36%)(b) (k) (l)	401,500
2,200,000		Deutsche Bank AG, 6.00% (5 yr. CMT + 4.52%)(b) (l)	2,334,750
400,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (j) (l)	446,480
130,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	139,285
820,000		DISH DBS Corp., 5.13%, due 06/01/29 144A	810,718
340,000		DISH DBS Corp., 7.75%, due 07/01/26	385,475
160,000		Diversified Healthcare Trust REIT, 4.38%, due 03/01/31	153,520
240,000		Diversified Healthcare Trust REIT, 4.75%, due 02/15/28	236,771
350,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	388,085
860,000		Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 02/15/23 144A	900,248
540,000		DP World Plc, 5.63%, due 09/25/48 144A	677,001
295,000		eBay, Inc., 4.00%, due 07/15/42	331,540

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
150,000	Empire Communities Corp., 7.00%, due 12/15/25 144A	158,021
660,000	Enbridge, Inc., 3.40%, due 08/01/51	664,455
410,000	Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	437,745
240,000	Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	257,524
520,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, due 07/31/27(j) 144A	531,058
490,000	Endo Luxembourg Finance Co. I SARL/Endo US, Inc., 6.13%, due 04/01/29 144A	480,813
980,000	Energean Israel Finance, Ltd., Reg S, 5.88%, due 03/30/31(k) 144A	1,010,968
50,000	Energy Transfer, LP, 6.25%, due 04/15/49	65,723
1,465,000	ENN Clean Energy International Investment, Ltd., 3.38%, due 05/12/26 144A	1,495,103
205,000	Enstar Group, Ltd., 4.95%, due 06/01/29	235,990
140,000	Enterprise Products Operating LLC, 3.70%, due 01/31/51	150,477
160,000	Enterprise Products Operating LLC, 3.95%, due 01/31/60	178,788
265,000	EPR Properties REIT, 3.75%, due 08/15/29	265,699
150,000	EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	163,474
140,000	EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	156,509
105,000	EQT Corp., 3.13%, due 05/15/26 144A	107,741
140,000	EQT Corp., 3.63%, due 05/15/31 144A	146,308
810,000	EQT Corp., 3.90%, due 10/01/27	868,725
330,000	EQT Corp., 8.50%, due 02/01/30(c)	430,403
500,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	523,680
560,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	610,932
330,000	FirstEnergy Corp., 2.25%, due 09/01/30(j)	316,800
130,000	FirstEnergy Corp., 7.38%, due 11/15/31	178,244
600,000	Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	635,316
650,000	Ford Motor Co., 8.50%, due 04/21/23	726,180
615,000	Ford Motor Co., 9.00%, due 04/22/25	758,999
390,000	Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	388,641
570,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	581,759
380,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	398,525
1,000,000	Freeport Minerals Corp., 7.13%, due 11/01/27	1,224,880
455,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	498,846
650,000	Frontier Communications Holdings LLC, 5.00%, due 05/01/28 144A	672,802
280,000	Gartner, Inc., 3.63%, due 06/15/29 144A	284,550
290,000	Gartner, Inc., 3.75%, due 10/01/30 144A	297,064
590,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	660,386
1,200,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,244,100
83,000	General Electric Co., (MTN), 6.88%, due 01/10/39	124,475
155,000	General Motors Co., 5.20%, due 04/01/45	191,895
890,000	GEO Group, Inc. (The) REIT, 5.88%, due 10/15/24	799,638
200,000	GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(j)	162,250
200,000	GFL Environmental, Inc., 5.13%, due 12/15/26 144A	212,196
1,066,194	Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,072,884
280,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	309,683
2,555,000	Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	3,037,384
190,000	Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	254,738
810,000	Granite US Holdings Corp., 11.00%, due 10/01/27(j) 144A	906,281
580,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	571,445

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
420,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	451,441
500,000		HCA, Inc., 3.50%, due 09/01/30	532,998
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	88,536
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	131,283
1,340,000		Hess Midstream Operations, LP, 5.63%, due 02/15/26 144A	1,399,295
975,000		Hexion, Inc., 7.88%, due 07/15/27 144A	1,053,102
50,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	51,921
1,235,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (l)	1,284,400
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 yr. EUR swap annual + 4.38%)(b) (k) (l)	310,743
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	232,148
1,340,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	1,430,973
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	261,300
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29(j) 144A	650,412
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	289,040
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	335,168
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	154,534
590,000		iHeartCommunications, Inc., 8.38%, due 05/01/27	632,781
740,000		IHS Netherlands Holdco BV, Reg S, 8.00%, due 09/18/27(k)	804,750
850,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	888,250
3,120,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	3,393,000
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	904,786
1,190,000		Independence Energy Finance LLC, 7.25%, due 05/01/26 144A	1,253,308
415,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	455,772
1,450,000		Intesa Sanpaolo SpA, 4.95%, due 06/01/42 144A	1,506,295
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	396,143
590,000		Intesa Sanpaolo SpA, 7.70% (5 yr. USD swap + 5.46%)(b) (j) (l) 144A	677,391
3,150,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	3,137,227
2,499,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b) (j) (l) 144A	2,410,310
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	233,561
2,080,000		JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	2,081,435
1,781,922		JetBlue Pass Through Trust, Class B, 7.75%, due 05/15/30	2,079,522
612,968		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(d)	2,084
198,302		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(d)	516
660,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	754,360
590,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	656,552
1,770,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	1,785,098
915,000		Kernel Holding SA, 6.75%, due 10/27/27 144A	995,864
2,155,000		Klabin Austria GmbH, 3.20%, due 01/12/31 144A	2,120,994
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(j) 144A	999,488
20,000		Kraft Heinz Foods Co., 3.88%, due 05/15/27	21,990
600,000		L Brands, Inc., 5.25%, due 02/01/28	672,144
330,000		L Brands, Inc., 6.63%, due 10/01/30 144A	382,388
210,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, due 06/15/29 144A	210,263
30,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	31,502
425,000		Lazard Group LLC, 4.38%, due 03/11/29	483,335
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	678,437

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
35,000		Lennar Corp., 4.50%, due 04/30/24	38,325
120,000		Lennar Corp., 4.75%, due 11/15/22(c)	125,849
560,000		Lennar Corp., 4.88%, due 12/15/23	610,254
460,000		Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(k) 144A	512,900
100,000		Liberty Interactive LLC, 8.25%, due 02/01/30	114,426
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29	365,939
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	1,459,239
1,340,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	1,376,850
890,000		Lithia Motors, Inc., 3.88%, due 06/01/29 144A	923,642
250,000	EUR	Lloyds Banking Group Plc, Reg S, 4.95% (5 yr. EURIBOR + 5.29%)(b) (k) (l)	327,811
400,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	451,332
1,390,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	1,416,062
1,270,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 yr. USD swap + 3.48%)(b) (k) (l)	1,310,094
605,000		MAF Sukuk, Ltd., Reg S, 4.64%, due 05/14/29(k)	683,269
985,000		Magic Mergeco, Inc., 5.25%, due 05/01/28 144A	1,011,772
1,470,000		Magic Mergeco, Inc., 7.88%, due 05/01/29 144A	1,517,775
410,000		Marriott International, Inc., 2.85%, due 04/15/31	416,750
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	167,697
440,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	459,325
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	224,286
620,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	766,497
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	338,600
800,000		MercadoLibre, Inc., 3.13%, due 01/14/31	786,400
210,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	211,073
490,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	513,417
970,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, due 06/20/27 144A	1,069,182
2,115,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	2,315,238
243,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	257,812
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	177,377
490,000		MPH Acquisition Holdings LLC, 5.75%, due 11/01/28(j) 144A	493,055
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	235,947
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	530,670
295,000		Mylan, Inc., 5.40%, due 11/29/43	365,481
1,860,000	AUD	National Australia Bank, Ltd. (MTN), 0.81% (3 mo. Bank Bill Swap Rate + 0.77%), due 01/21/25(b)	1,418,591
400,000		Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	404,052
245,000		Natwest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	265,891
1,120,000	GBP	Natwest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b) (l)	1,591,730
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	253,626
470,000		NCL Corp., Ltd., Class C, 10.25%, due 02/01/26 144A	547,538
700,000		NCL Corp., Ltd., Class C, 12.25%, due 05/15/24 144A	846,289
340,000		NCR Corp., 5.13%, due 04/15/29 144A	351,050
580,000		Netflix, Inc., 6.38%, due 05/15/29	741,602
1,635,000		Nexstar Broadcasting, Inc., 5.63%, due 07/15/27 144A	1,735,144
390,000		NGPL PipeCo LLC, 7.77%, due 12/15/37 144A	558,792
1,355,000		Nielsen Finance LLC/Nielsen Finance Co., 5.88%, due 10/01/30 144A	1,478,269
470,000		NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 04/01/26 144A	502,313
420,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	482,651
690,000		Nordstrom, Inc., 4.25%, due 08/01/31(j) 144A	719,465

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
230,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	248,129
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(h) (d)	520
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	195,023
430,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	423,099
590,000		Oasis Petroleum, Inc., 6.38%, due 06/01/26 144A	615,948
90,000		Occidental Petroleum Corp., 6.13%, due 01/01/31(j)	106,000
2,975,000		OCP SA, 5.13%, due 06/23/51(j) 144A	3,011,592
2,530,000		OCP SA, 6.88%, due 04/25/44 144A	3,094,253
245,000		OneMain Finance Corp., 5.38%, due 11/15/29	266,986
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,278,998
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	966,150
590,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24(k)	642,791
360,000		Pactiv LLC, 8.38%, due 04/15/27	410,323
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28(e) 144A	693,566
570,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	582,004
250,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	270,839
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	269,802
955,000	EUR	Paysafe Finance Plc/Paysafe Holdings US Corp., 3.00%, due 06/15/29 144A	1,138,832
760,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29 144A	749,550
40,000		PBF Holding Co. LLC/PBF Finance Corp., 9.25%, due 05/15/25 144A	40,348
180,000		Penn National Gaming, Inc., 4.13%, due 07/01/29(e) 144A	180,225
1,310,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	1,477,025
450,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	514,958
7,056,900	MXN	Petroleos Mexicanos, (GDN), Reg S, 7.19%, due 09/12/24(k)	335,852
300,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	312,000
515,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29	568,431
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	280,367
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	128,949
880,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	928,805
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	618,750
15,000		Precision Drilling Corp., 7.13%, due 01/15/26(j) 144A	15,481
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	117,152
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23(k)	300,897
1,010,000		Prosus NV, 4.03%, due 08/03/50 144A	975,068
680,000		Prosus NV, 4.85%, due 07/06/27 144A	776,043
400,000		QVC, Inc., 5.45%, due 08/15/34	418,382
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	503,828
575,000		Radian Group, Inc., 6.63%, due 03/15/25	649,675
230,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	255,006
350,000		Range Resources Corp., 8.25%, due 01/15/29 144A	395,068
1,220,000		Range Resources Corp., 9.25%, due 02/01/26	1,347,185
410,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	422,024
1,320,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	1,381,763
220,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	238,911
370,000		Rent-A-Center, Inc, 6.38%, due 02/15/29 144A	398,028
440,000		Royal Caribbean Cruises, Ltd., 11.50%, due 06/01/25 144A	507,676
516,000		RR Donnelley & Sons Co., 6.13%, due 11/01/26 144A	544,437
1,265,000		Rumo Luxembourg SARL, 5.25%, due 01/10/28 144A	1,355,637

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
795,000		SA Global Sukuk, Ltd., 2.69%, due 06/17/31(j) 144A	805,860
590,000	GBP	Saga Plc, Reg S, 3.38%, due 05/12/24(k)	806,954
200,000		Sands China, Ltd., 5.13%, due 08/08/25	223,958
420,000		Sasol Financing USA LLC, 4.38%, due 09/18/26	435,227
2,885,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	3,045,117
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29 144A	348,565
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	354,321
220,000		Service Properties Trust REIT, 4.35%, due 10/01/24	221,828
690,000		Service Properties Trust REIT, 5.50%, due 12/15/27	737,499
400,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, due 11/01/26 144A	418,086
480,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	484,786
1,480,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	1,499,492
1,495,000		Societe Generale SA, 3.63%, due 03/01/41(d)	1,520,061
1,490,000		Societe Generale SA, 4.75% (5 yr. CMT + 3.93%)(b) (l) 144A	1,547,737
505,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (j) (l) 144A	552,063
265,000	EUR	Sofima Holding SpA, 3.75%, due 01/15/28 144A	316,393
396,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	448,668
420,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	445,736
695,000		SRS Distribution, Inc., 4.63%, due 07/01/28 144A	711,506
520,000		Standard Chartered Plc, 4.75% (5 yr. CMT + 3.81%)(b) (j) (l) 144A	535,389
470,000		Standard Chartered Plc, 6.00% (5 yr. CMT + 5.66%)(b) (j) (l) 144A	516,436
755,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26(e) 144A	761,606
930,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	941,625
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	246,000
735,000	EUR	Summer BC Holdco B SARL, Reg S, 5.75%, due 10/31/26(k)	914,121
220,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	273,614
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	106,384
1,945,000		Suzano Austria GmbH, 3.13%, due 01/15/32(e)	1,928,701
240,000		Suzano Austria GmbH, 3.75%, due 01/15/31	252,000
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26(k)	306,210
630,000		Suzano Austria GmbH, 6.00%, due 01/15/29	751,306
1,190,000		Suzano Austria GmbH, Reg S, 7.00%, due 03/16/47(k)	1,610,802
360,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23(k)	388,916
400,000		Switch, Ltd., 3.75%, due 09/15/28 144A	405,800
280,000		Switch, Ltd., 4.13%, due 06/15/29 144A	287,700
415,000		T-Mobile USA, Inc., 4.38%, due 04/15/40	487,801
320,000		Talen Energy Supply LLC, 6.63%, due 01/15/28 144A	293,536
180,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	130,388
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	343,962
520,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	535,600
120,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.50%, due 03/01/30	132,122
150,000		Teck Resources, Ltd., 5.40%, due 02/01/43	183,004
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	76,872
640,000		Teine Energy, Ltd., 6.88%, due 04/15/29 144A	659,088
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	250,164

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	812,520
310,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	295,275
190,000		Time Warner Cable LLC, 6.75%, due 06/15/39	265,282
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	436,212
940,000		TransAlta Corp., 6.50%, due 03/15/40	1,078,650
80,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	86,691
240,000		TransDigm, Inc., 5.50%, due 11/15/27	250,500
740,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	781,625
250,000		TransDigm, Inc., 7.50%, due 03/15/27	266,275
210,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	227,491
340,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	319,178
460,000		Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	461,778
350,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	387,303
460,000		Twitter, Inc., 3.88%, due 12/15/27 144A	489,332
340,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (l) 144A	374,661
1,970,000		Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/25 144A	2,139,952
990,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	1,080,544
555,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	667,981
415,000		UniCredit SpA, Reg S, 8.00% (5 yr. USD swap + 5.18%)(b) (k) (l)	462,945
1,570,000		Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	1,471,875
2,535,000		Unifin Financiera SAB de CV, 9.88%, due 01/28/29(j) 144A	2,525,228
170,000		Uniquify, Inc., 6.00%, due 06/15/24 144A	170,751
77,640		United Airlines Pass Through Trust, 4.88%, due 07/15/27	82,455
100,000		United Airlines, Inc., 4.38%, due 04/15/26 144A	103,643
765,000		United Airlines, Inc., 4.63%, due 04/15/29 144A	792,731
680,000		United Rentals North America, Inc., 5.25%, due 01/15/30	745,770
410,000		Univision Communications, Inc., 9.50%, due 05/01/25 144A	453,425
320,000		US Renal Care, Inc., 10.63%, due 07/15/27 144A	336,792
290,000		Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	354,301
540,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	756,146
1,840,000		VEON Holdings BV, 3.38%, due 11/25/27 144A	1,856,376
110,000		Verizon Communications, Inc., 3.40%, due 03/22/41	116,505
130,000		Verizon Communications, Inc., 3.55%, due 03/22/51	139,081
300,000		Verizon Communications, Inc., 3.70%, due 03/22/61	321,820
285,000	EUR	Vertical Holdco GmbH, 6.63%, due 07/15/28 144A	360,850
270,000	EUR	Vertical Midco GmbH, 4.38%, due 07/15/27 144A	335,132
265,000		VF Ukraine PAT via VFU Funding Plc, 6.20%, due 02/11/25(j) 144A	277,277
465,000		Victoria Secret Co., 4.63%, due 07/15/29(e) 144A	465,000
800,000		Victors Merger Corp., 6.38%, due 05/15/29 144A	807,004
240,000		Viking Cruises, Ltd., 7.00%, due 02/15/29 144A	250,402
600,000		Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	626,763
300,000		Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	322,875
450,000		Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31(e) 144A	457,875
830,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	840,790
730,000		VTR Comunicaciones SpA, 5.13%, due 01/15/28(j) 144A	764,292
1,080,000		VTR Finance NV, 6.38%, due 07/15/28 144A	1,148,672
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	378,699
260,000		Wells Fargo & Co., (MTN), 5.01% (SOFR + 4.50%), due 04/04/51(b)	356,886

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
457,000	Wendy’s International LLC, 7.00%, due 12/15/25	515,983
620,000	Western Midstream Operating, LP, 4.35%, due 02/01/25(c)	655,920
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	502,484
592,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	640,736
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	92,304
565,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, due 08/15/28 144A	582,656
500,000	WW International, Inc., 4.50%, due 04/15/29 144A	504,428
370,000	Wynn Macau, Ltd., 5.13%, due 12/15/29 144A	382,058
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	386,883
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	539,965
620,000	XPO CNW, Inc., 6.70%, due 05/01/34	742,450
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	198,552
414,050	YPF SA, 4.00%, due 02/12/26(c) 144A	348,464
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	92,133
275,000	Yuzhou Group Holdings Co., Ltd., Reg S, 6.35%, due 01/13/27(k)	213,158
220,000	Yuzhou Group Holdings Co., Ltd., Reg S, 7.38%, due 01/13/26(k)	173,540

		274,562,329

	Mortgage Backed Securities - Private Issuers — 5.5%
355,000	BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	374,808
1,260,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(f) 144A	1,168,098
390,000	BBCCRE Trust, Series 2018-CBM, Class D, 2.46% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	389,472
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	304,349
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	363,673
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(f)	265,350
1,000,000	BHMS, Series 2018-MZB, Class MZB, 6.71% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	953,691
460,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.02% (1 mo. USD LIBOR + 1.95%), due 03/15/37(b) 144A	461,629
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.22% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	588,254
950,000	BX Trust, Series 2018-BILT, Class B, 1.09% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	951,950
410,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.97%, due 12/15/47(f) 144A	411,388
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(f) 144A	400,764
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.02% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	300,444
190,000	CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.07% (1 mo. USD LIBOR + 3.00%), due 11/15/36(b) 144A	190,819
183,645	Citigroup Mortgage Loan Trust CMO, Series 2018-A, Class A1, 4.00%, due 01/25/68(f) 144A	183,997
192,000	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 2.82% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	192,305
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 2.72% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,064,538
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	319,100
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 3.25% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,070,086

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
742,500	Credit Suisse Mortgage Trust CMO, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/21(b) (d)	711,224
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	349,998
490,000	Extended Stay America Trust, Series 2021-ESH, Class F, 3.78% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) (e) 144A	493,793
290,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(f) 144A	294,084
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(f) 144A	443,439
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(f) 144A	295,971
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(f) 144A	592,152
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(f) 144A	391,144
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(f) 144A	675,984
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(f) 144A	596,689
1,580,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA1, Class B1, 2.39% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,581,907
310,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA2, Class M2, 1.94% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	312,874
1,430,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.19% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,501,235
900,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA6, Class B1, 3.02% (SOFR + 3.00%), due 12/25/50(b) 144A	908,822
283,252	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2015-HQ1, Class B, 10.84% (1 mo. USD LIBOR + 10.75%), due 03/25/25(b)	284,440
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 4.69% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	620,286
229,462	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.04%, due 09/25/47(f) 144A	222,505
470,881	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.65% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	369,279
790,800	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 4.99% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	818,639
298,886	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.34% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	311,013
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 4.09% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	459,465
996,407	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	1,011,451
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 3.64% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	626,755
707,762	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.34% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	718,310
465,183	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	471,346

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.34% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,267,627
1,902,843	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), due 01/25/31(b) 144A	1,927,769
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.84% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	506,750
513,725	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.09% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	518,175
610,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 4.44% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	634,851
134,332	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R05, Class 1M2, 2.09% (1 mo. USD LIBOR + 2.00%), due 07/25/39(b) 144A	134,947
250,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 3.49% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	252,780
423,392	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 2.14% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	425,581
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.43%, due 08/10/44(f) 144A	149,731
570,000	GS Mortgage Securities Trust, Series 2020-DUNE, Class A, 1.17% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	573,457
205,233	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 0.99% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	203,438
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.43% (1 mo. USD LIBOR + 8.21%), due 06/15/35(b) 144A	553,772
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 2.98% (1 mo. USD LIBOR + 2.90%), due 07/05/33(b) 144A	1,174,957
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.67% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	525,273
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.47% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	790,163
417,430	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 3.87% (1 mo. USD LIBOR + 3.80%), due 07/15/34(b) 144A	395,595
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 2.92% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	739,171
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(f) 144A	733,979
221,767	KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 2.70% (1 mo. USD LIBOR + 2.63%), due 03/15/37(b) 144A	222,686
590,000	MHC Trust, Series 2021-MHC2, Class E, 2.02% (1 mo. USD LIBOR + 1.95%), due 05/15/23(b) 144A	592,034
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(f) 144A	362,283
641,959	Motel 6 Trust, Series 2017-MTL6, Class E, 3.32% (1 mo. USD LIBOR + 3.25%), due 08/15/34(b) 144A	645,108
365,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	363,326
490,000	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.34% (1 mo. USD LIBOR + 3.25%), due 10/15/49(b) 144A	497,949
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.84% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	480,179
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.57% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	320,306

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
780,000		Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.51% (1 mo. USD LIBOR + 2.01%), due 04/18/24(b) 144A	742,507
450,812		New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 2.65%, due 06/25/57(f) 144A	458,834
167,307		PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 2.80% (1 mo. USD LIBOR + 2.70%), due 10/27/22(b) 144A	167,995
500,000		Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.84% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	489,778
360,000		SFO Commercial Mortgage Trust, Series 2021-555, Class E, 2.97% (1 mo. USD LIBOR + 2.90%), due 05/15/38(b) 144A	362,991
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.82% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (d) (n)	108,666
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.57% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (d) (n)	221,836
766,336		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.41% (1 mo. USD LIBOR + 3.33%), due 11/11/34(b) 144A	755,672
761,476		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.18% (1 mo. USD LIBOR + 4.10%), due 11/11/34(b) 144A	730,576
590,000		Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(f) 144A	609,787
352,368		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.87% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	346,421
758,704		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.55% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	749,198
512,963		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.49%, due 12/25/36(f)	490,101
407,369		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.63%, due 04/25/36(f)	403,530

			46,647,299

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	65,729
129,149		FNMA, Pool # BM6224, 2.79%, due 01/01/35(f)	142,558
396,363		UMBS, Pool # BM5520, 3.50%, due 02/01/47	421,128

			629,415

		Sovereign Debt Obligations — 33.6%
470,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	561,486
327,438		Argentine Republic Government International Bond, 0.13%, due 07/09/46(c)	105,762
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	2,098
1,980,000		Bahrain Government International Bond, 5.25%, due 01/25/33 144A	1,932,559
1,185,000		Bahrain Government International Bond, 5.45%, due 09/16/32(j) 144A	1,180,074
475,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 2.30%, due 10/01/28(k) 144A	568,983
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 2.80%, due 10/01/33(k) 144A	301,468
1,200,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	1,718,278
470,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	648,382
170,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	262,596
1,485,000,000	CLP	Bonos tesoreria Pesos Bonds, Reg S, 5.00%, due 10/01/28(k)	2,120,807
4,857,000	BRL	Brazil Letras do Tesouro Nacional, 5.58%, due 01/01/22(i)	941,319
11,731,000	BRL	Brazil Letras do Tesouro Nacional, 6.51%, due 07/01/22(i)	2,192,492

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
13,096,000	BRL	Brazil Letras do Tesouro Nacional, 7.71%, due 07/01/23(i)	2,251,951
13,812,000	BRL	Brazil Letras do Tesouro Nacional, 8.10%, due 01/01/24(i)	2,275,340
1,129,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	988,272
1,134,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	1,009,965
14,614,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	3,021,513
14,384,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	3,025,092
25,480,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	5,384,971
24,016,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	5,089,130
5,374,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	1,129,369
1,460,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,420,668
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S, 0.00%, due 08/15/26(k)	109,941
8,350,000	CNY	China Government Bond, 1.99%, due 04/09/25	1,249,977
10,500,000	CNY	China Government Bond, 2.68%, due 05/21/30	1,565,289
5,270,000	CNY	China Government Bond, 3.02%, due 10/22/25	819,359
10,100,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,563,376
5,150,000	CNY	China Government Bond, 3.25%, due 11/22/28	805,843
6,690,000	CNY	China Government Bond, 3.27%, due 11/19/30	1,049,354
2,200,000	CNY	China Government Bond, 3.29%, due 05/23/29	345,009
3,220,000	CNY	China Government Bond, 3.81%, due 09/14/50	511,534
18,623,200,000	COP	Colombian TES, 6.00%, due 04/28/28	4,793,183
2,269,600,000	COP	Colombian TES, 6.25%, due 11/26/25	616,645
14,486,000,000	COP	Colombian TES, 7.00%, due 05/04/22	4,008,921
4,715,700,000	COP	Colombian TES, 7.00%, due 06/30/32	1,232,623
5,825,000,000	COP	Colombian TES, 7.25%, due 10/18/34	1,530,153
9,879,600,000	COP	Colombian TES, 7.50%, due 08/26/26	2,803,650
5,527,400,000	COP	Colombian TES, 7.75%, due 09/18/30	1,544,576
13,361,400,000	COP	Colombian TES, 10.00%, due 07/24/24	4,080,354
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	417,342
18,720,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30(k)	811,820
8,760,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26(k)	394,776
22,420,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	1,061,919
4,270,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25(k)	204,988
10,550,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	526,530
1,425,000		Dominican Republic International Bond, Reg S, 4.50%, due 01/30/30(k)	1,460,639
14,650,000	DOP	Dominican Republic International Bond, Reg S, 9.75%, due 06/05/26(k)	290,649
22,450,000	EGP	Egypt Government Bond, 14.61%, due 09/08/25	1,440,685
13,761,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	877,416
4,826,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	328,824
49,395,000	EGP	Egypt Government Bond, 16.50%, due 04/02/26	3,379,742
325,000		Egypt Government International Bond, 5.75%, due 05/29/24 144A	346,775
590,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	649,797
1,455,000		El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35(k)	1,335,108
27,505,000	BRL	European Investment Bank, (MTN), 5.43%, due 08/27/21(i)	5,434,565
85,473,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	4,267,962
5,140,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24(k)	384,015
560,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	567,871
2,235,000		Ghana Government International Bond, 7.75%, due 04/07/29 144A	2,289,758
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	203,311
128,140,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	452,505

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	357,446
56,010,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	195,615
171,210,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	605,818
108,660,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	389,734
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	629,255
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	761,250
230,000		Indonesia Government International Bond, 3.50%, due 01/11/28(j)	251,621
1,590,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42(k)	1,985,879
11,001,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	759,828
16,843,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 06/15/25	1,220,665
35,718,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	2,448,038
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	690,004
38,299,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	2,804,015
11,176,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	798,429
30,581,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	2,229,249
54,905,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	3,894,468
28,404,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	2,008,750
11,405,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	859,245
30,548,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	2,352,238
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	204,776
17,059,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,293,719
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	202,385
14,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,159,709
57,221,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,377,288
27,983,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	2,143,112
31,350,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,498,444
18,253,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	1,460,240
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	500,079
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	480,702
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,621,210
200,000		Israel Government International Bond, 2.75%, due 07/03/30	213,738
445,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	528,676
143,723		Ivory Coast Government International Bond, Reg S, 5.75%, due 12/31/32(c) (k)	144,469
540,000		Ivory Coast Government International Bond, Reg S, 6.13%, due 06/15/33(k)	571,304
810,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25(k)	942,767
1,355,000		Kenya Government International Bond, Reg S, 7.25%, due 02/28/28(k)	1,500,459
1,465,000		Kenya Government International Bond, Reg S, 8.00%, due 05/22/32(k)	1,652,601
6,344,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	1,444,510
1,381,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	338,633
3,415,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	850,817
2,860,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	706,707
6,468,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,610,203
1,025,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	248,755
10,005,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	2,517,792
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	231,736
11,158,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	2,787,912
681,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	163,504
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	545,051
7,115,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,797,021

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
12,517,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	3,170,475
661,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	167,932
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,638,787
1,398,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	355,289
13,930,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,542,911
1,275,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	323,184
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	158,516
953,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	241,938
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	311,593
6,905,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	1,789,594
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,063,990
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	405,626
1,798,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	465,791
647,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	169,233
38,538,500	MXN	Mexican Bonos, 5.75%, due 03/05/26	1,883,775
19,558,300	MXN	Mexican Bonos, 6.50%, due 06/09/22	992,028
10,202,000	MXN	Mexican Bonos, 6.75%, due 03/09/23	522,067
11,994,200	MXN	Mexican Bonos, 7.25%, due 12/09/21	608,178
61,951,400	MXN	Mexican Bonos, 7.50%, due 06/03/27	3,245,858
12,236,100	MXN	Mexican Bonos, 7.75%, due 05/29/31	649,173
30,890,100	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,638,484
46,391,700	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,397,263
22,141,200	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,166,104
9,850,600	MXN	Mexican Bonos, 8.00%, due 09/05/24	521,074
39,496,600	MXN	Mexican Bonos, 8.00%, due 11/07/47	2,094,297
39,329,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	2,175,576
64,086,400	MXN	Mexican Bonos, 8.50%, due 11/18/38	3,559,687
57,110,600	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,205,287
23,060,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,461,057
12,151,241	MXN	Mexican Udibonos, 4.50%, due 11/22/35	715,817
420,000		Mexico Government International Bond, 2.66%, due 05/24/31(j)	411,344
902,000		Mexico Government International Bond, 3.60%, due 01/30/25	993,138
830,000		Nigeria Government International Bond, Reg S, 7.14%, due 02/23/30(k)	878,250
1,370,000		Nigeria Government International Bond (MTN), Reg S, 6.50%, due 11/28/27(k)	1,456,161
755,000		Oman Sovereign Sukuk Co., 4.88%, due 06/15/30 144A	775,898
630,000		Panama Government International Bond, 4.50%, due 04/01/56	714,414
640,000		Peruvian Government International Bond, 2.78%, due 01/23/31	653,606
4,428,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.35%, due 08/12/28(k)	1,294,979
2,314,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.95%, due 08/12/31(k)	679,182
2,849,000	PEN	Peruvian Government International Bond (GDN), Reg S, 8.20%, due 08/12/26(k)	925,252
1,080,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	480,611
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	67,877
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	81,452
330,000		Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21(d)	157,579
56,667		Provincia de Buenos Aires/Argentina, 10.88%, due 01/26/21(d)	28,192
421,629		Provincia de Cordoba/Argentina, 5.00%, due 12/10/25(c) 144A	327,479
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	258,016
1,050,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	1,396,586
9,335,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,375,030
3,288,000	PLN	Republic of Poland Government Bond, 1.75%, due 07/25/21	864,579

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
15,263,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	4,086,170
5,078,000	PLN	Republic of Poland Government Bond, 2.50%, due 01/25/23	1,381,984
4,014,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,143,626
7,947,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	2,286,406
986,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	276,958
41,727,040	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	2,076,510
18,936,293	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	892,325
55,656,164	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	3,347,068
31,142,463	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,070,410
14,512,491	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	929,188
45,138,681	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	2,721,580
66,589,058	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	3,957,406
109,618,107	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	6,507,418
34,272,890	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	2,180,640
7,422,320	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	457,013
35,632,995	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	2,839,160
3,390,000	RON	Romania Government Bond, 3.25%, due 04/29/24	835,506
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	215,419
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	298,905
312,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	409,873
355,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	487,652
264,508,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29	3,607,298
49,770,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	685,251
499,819,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	6,892,085
227,763,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24	3,146,058
194,980,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34	2,707,027
56,819,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 12/07/22	788,504
47,168,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30	672,179
138,935,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33	1,995,198
38,304,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39	555,010
135,970,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26	1,933,262
47,137,000	RUB	Russian Federal Bond - OFZ, 7.95%, due 10/07/26	674,758
227,158,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	3,288,152
77,879,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31	1,176,440
330,000		State of Israel, 3.38%, due 01/15/50	353,291
2,325,000	TRY	Turkey Government Bond, 9.00%, due 05/04/22	251,568
18,318,344	TRY	Turkey Government Bond, 11.70%, due 11/13/30	1,627,829
4,889,000	TRY	Turkey Government Bond, 12.60%, due 10/01/25	481,162
2,445,000		Turkiye Ihracat Kredi Bankasi AS, 5.75%, due 07/06/26 144A	2,445,000
1,070,000		Ukraine Government International Bond, 7.25%, due 03/15/33 144A	1,117,456
1,580,000		Ukraine Government International Bond, Reg S, 1.26%, due 05/31/40(f) (k)	1,878,604
1,520,000		Ukraine Government International Bond, Reg S, 7.25%, due 03/15/33(k)	1,587,414
19,966,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28(k)	477,917

			287,072,114

		U.S. Government and Agency Obligations — 0.0%
30,000		U.S. Treasury Bond, 2.25%, due 05/15/41	31,223

		TOTAL DEBT OBLIGATIONS (COST $772,562,797)	790,424,392

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.1%

	Consumer, Cyclical — 0.0%
7,396,155	Edcon Holdings, Ltd. 1* (n) (o)	—
736,020	Edcon Holdings, Ltd. 2* (n) (o)	—

	TOTAL CONSUMER, CYCLICAL	—

	Energy — 0.0%
10	Amplify Energy Corp.*	41
14,783	Nine Point Energy Holdings, LLC* (n)	—

	TOTAL ENERGY	41

	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co., Ltd.* (n)	—

	Utilities — 0.1%
8,511	Birch Permian Holdings, Inc.* (n)	110,643
66,347	Birch Permian Holdings, Inc.* (n)	862,511

	TOTAL UTILITIES	973,154

	TOTAL COMMON STOCKS (COST $1,610,355)	973,195

	CONVERTIBLE PREFERRED STOCKS — 1.0%

	Consumer, Cyclical — 0.0%
700	Aptiv Plc, 5.50%	125,174

	Consumer, Non-cyclical — 0.1%
7,582	Bunge, Ltd., 4.88%(l)	881,256
100	Danaher Corp., 5.00%(j)	147,527

	TOTAL CONSUMER, NON-CYCLICAL	1,028,783

	Energy — 0.7%
103,220	MPLX, LP, 8.46%(c) (l)	3,444,967
322	Nine Point Energy Holdings, Inc., 0.00%* (n)	134,883
2,430	Targa Resources Corp., 9.50%(l)	2,631,086

	TOTAL ENERGY	6,210,936

	Financial — 0.1%
3,306	Elanco Animal Health, Inc., 5.00%	177,400
1,601	KKR & Co., Inc., 6.00%	123,373

	TOTAL FINANCIAL	300,773

	Technology — 0.1%
80	Broadcom, Inc., 8.00%	121,590
8,900	Clarivate Plc, 5.25%	931,830

	TOTAL TECHNOLOGY	1,053,420

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $8,623,909)	8,719,086

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares			Description	Value ($)

			PREFERRED STOCK — 0.0%

			Financial — 0.0%
8,000			B Riley Financial, Inc., 5.50%	200,640

			TOTAL PREFERRED STOCK (COST $200,000)	200,640

Notional Value			Description	Value ($)

			PURCHASED OPTIONS — 0.1%

			PURCHASED CURRENCY OPTIONS — 0.0%

			Call Options — 0.0%
17,900,000	AUD		AUD/USD Option with JPMorgan Chase Bank N.A., Strike Price USD 0.77, Expires 08/05/21	22,604
3,020,000	EUR		EUR/USD Option with Morgan Stanley & Co., Strike Price USD 109.50, Expires 08/18/21	18,409
9,800,000	EUR		EUR/USD Option with Morgan Stanley and Co. International Plc, Strike Price USD 1.21, Expires 07/23/21	10,518
2,771,000	JPY		JPY/USD Option with Morgan Stanley & Co., Strike Price USD 115.20, Expires 11/10/21	7,703

			Put Options — 0.0%
3,006,000	EUR		EUR/USD Option with BNP Paribas S.A., Strike Price USD 109.00, Expires 08/18/21	14,994
8,100,000			USD/CAD Option with Bank of America, N.A., Strike Price CAD 110.00, Expires 07/12/21	7,735
4,700,000			USD/INR Option with Bank of America, N.A., Strike Price INR 73.00, Expires 07/02/21	5

			TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $214,483)	81,968

Number of Contracts		Notional Value ($)	Description	Value ($)

			PURCHASED FUTURES OPTIONS — 0.0%

			Put Options — 0.0%
1,550		6,647,330	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,000.00, Expires 09/17/21	74,400
1,550		6,647,330	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,900.00, Expires 09/17/21	57,350
2,350		10,078,210	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,850.00, Expires 09/17/21	76,963
2,500		10,721,500	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,800.00, Expires 07/16/21	5,125

			TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $400,947)	213,838

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Notional Value		Description	Value ($)

		PURCHASED SWAPTION — 0.1%

		Put Swaption — 0.1%
15,100,000	EUR	6 mo. LIBOR Index Option with Morgan Stanley & Co., Strike Price EUR 0.25, Expires 05/06/22	269,321

		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,009,839)	565,127

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.9%

		Mutual Fund - Securities Lending Collateral — 0.9%
7,733,407		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(p) (q)	7,733,407

		Sovereign Debt Obligation — 1.0%
141,575,000	EGP	Egypt Treasury Bills, 12.64%, due 01/04/22(i)	8,468,168

		TOTAL SHORT-TERM INVESTMENTS (COST $16,235,179)	16,201,575

		TOTAL INVESTMENTS — 95.7% (Cost $800,242,079)	817,084,015

		Other Assets and Liabilities (net)(r) — 4.3%	37,093,674

		NET ASSETS — 100.0%	$854,177,689

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate note. Rate shown is as of June 30, 2021.

	(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

	(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $3,336,933, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.

	(e)	When-issued security.

	(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

	(h)	Security is currently in default.

	(i)	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(j)	All or a portion of this security is out on loan.

(k)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	Security is perpetual and has no stated maturity date.

(m)	Year of maturity is greater than 2100.

(n)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,438,539 which represents 0.2% of net assets. The aggregate tax cost of these securities held at June 30, 2021 was $2,870,539.

(o)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(p)	The rate disclosed is the 7-day net yield as of June 30, 2021.

(q)	Represents an investment of securities lending cash collateral.

(r)	As of June 30, 2021, the value of unfunded loan commitments was $349,149 for the Fund. See Notes to Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $273,209,413 which represents 32.0% of net assets.

At June 30, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust CMO, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/21	12/16/19	USD	742,500	$742,500	$711,224
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	612,968	725,119	2,084
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	198,302	215,945	516
Magnolia Financial X DAC, Series 2020-1, 1.00%, due 08/13/24	03/02/20	USD	614,172	614,172	586,255
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	01/25/19	USD	400,000	334,367	520
Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21	09/17/19	USD	150,000	150,000	71,627
Provincia de Buenos Aires/Argentina, 10.88%, due 01/26/21	10/23/19	USD	56,667	56,667	28,192
Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21	08/13/19	USD	180,000	180,000	85,952
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,495,000	1,494,158	1,520,061
Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.82% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	108,666
Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.57% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	221,836

					$3,336,933

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	3,517,155	USD	2,692,157	07/19/21	Citibank N.A.	$(51,420)
AUD	2,420,000	USD	1,824,088	07/14/21	Morgan Stanley and Co. International Plc	(7,156)
AUD	2,490,000	USD	1,894,347	07/19/21	Morgan Stanley Capital Services, Inc.	(24,815)
AUD	1,609,880	USD	1,246,779	07/14/21	Toronto Dominion Bank	(38,084)
BRL	6,400,000	USD	1,266,497	07/14/21	Citibank N.A.	7,373
BRL	3,000,000	USD	599,880	07/14/21	Deutsche Bank AG	(2,753)
BRL	12,000,000	USD	2,391,612	07/14/21	JPMorgan Chase Bank N.A.	(3,105)
BRL	15,275,300	USD	2,989,237	09/13/21	JPMorgan Chase Bank N.A.	28,930
CAD	3,608,280	USD	2,882,250	07/19/21	Citibank N.A.	31,614
CAD	3,346,566	USD	2,718,891	07/19/21	Goldman Sachs & Co.	(16,372)
CAD	5,916,060	USD	4,795,157	07/19/21	Morgan Stanley Capital Services, Inc.	(17,644)
CAD	800,000	USD	661,877	07/14/21	The BNY Mellon	(15,836)
CHF	547,710	USD	611,979	07/14/21	Deutsche Bank AG	(19,251)
CLP	484,300,000	USD	650,603	07/14/21	Bank of America, N.A.	14,326
CLP	212,287,876	USD	294,419	07/14/21	Deutsche Bank AG	(2,955)
CLP	305,224,411	USD	402,947	07/14/21	Goldman Sachs International	16,116
CLP	38,187,713	USD	52,168	07/14/21	HSBC Bank Plc	263
CLP	914,569,964	USD	1,275,818	07/14/21	JPMorgan Chase Bank N.A.	(20,143)
CLP	717,397,500	USD	999,230	09/13/21	JPMorgan Chase Bank N.A.	(15,799)
CNH	11,800,000	USD	1,823,522	07/14/21	Bank of America, N.A.	1,746
CNH	1,700,000	USD	265,843	07/14/21	Goldman Sachs International	(2,881)
CNH	46,098,620	USD	7,192,768	07/14/21	Morgan Stanley and Co. International Plc	(62,062)
CNY	87,228,800	USD	13,542,089	09/09/21	JPMorgan Chase Bank N.A.	(104,598)
COP	911,940,000	USD	241,794	07/14/21	HSBC Bank Plc	2,286
COP	4,639,078,700	USD	1,239,021	07/23/21	JPMorgan Chase Bank N.A.	2,098
CZK	99,142,512	USD	4,759,488	07/14/21	Barclays Bank Plc	(150,303)
CZK	13,000,000	USD	621,230	07/14/21	Citibank N.A.	(16,854)
CZK	1,872,700	USD	89,107	08/19/21	JPMorgan Chase Bank N.A.	(2,065)
CZK	3,400,000	USD	158,869	07/14/21	Morgan Stanley and Co. International Plc	(801)
CZK	9,600,000	USD	447,511	07/14/21	Toronto Dominion Bank	(1,202)
CZK	26,000,000	USD	1,219,822	07/14/21	UBS AG	(11,069)
EUR	500,000	USD	606,706	07/14/21	Bank of America, N.A.	(13,605)
EUR	17,389,250	USD	21,206,644	07/14/21	Barclays Bank Plc	(579,492)
EUR	500,000	USD	596,102	07/19/21	BNP Paribas S.A.	(2,941)
EUR	284,000	USD	337,477	07/01/21	Goldman Sachs & Co.	(681)
EUR	895,000	USD	1,086,001	07/06/21	Goldman Sachs & Co.	(24,527)
EUR	210,000	USD	254,681	07/19/21	Goldman Sachs & Co.	(5,554)
EUR	1,328,000	USD	1,619,348	07/07/21	HSBC Bank USA, N.A.	(44,301)
EUR	1,700,000	USD	2,033,859	07/14/21	JPMorgan Chase Bank N.A.	(17,317)
EUR	600,000	USD	711,303	07/14/21	Morgan Stanley and Co. International Plc	418
EUR	1,187,000	USD	1,416,875	07/06/21	Morgan Stanley Capital Services, Inc.	(9,089)
EUR	1,570,000	USD	1,900,196	07/19/21	Morgan Stanley Capital Services, Inc.	(37,671)
EUR	722,000	USD	858,133	07/01/21	Standard Chartered Bank	(1,913)
EUR	1,100,000	USD	1,341,368	07/14/21	The BNY Mellon	(36,546)
GBP	2,478,329	USD	3,507,973	07/19/21	Goldman Sachs & Co.	(84,118)
GBP	431,450	USD	611,606	07/14/21	Morgan Stanley and Co. International Plc	(15,558)
GBP	330,000	USD	466,460	07/19/21	Morgan Stanley Capital Services, Inc.	(10,559)
HUF	187,800,000	USD	629,941	07/14/21	Bank of America, N.A.	4,476

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
HUF	267,200,000	USD	928,382	07/14/21	Citibank N.A.	$(25,739)
HUF	179,600,000	USD	608,475	07/14/21	Deutsche Bank AG	(1,759)
HUF	95,040,000	USD	319,537	07/14/21	HSBC Bank Plc	1,522
HUF	641,214,400	USD	2,185,103	08/19/21	JPMorgan Chase Bank N.A.	(20,273)
HUF	468,542,278	USD	1,644,931	07/14/21	Morgan Stanley and Co. International Plc	(62,124)
HUF	93,100,000	USD	320,001	07/14/21	State Street Bank London	(5,495)
IDR	4,795,000,000	USD	331,719	07/14/21	Bank of America, N.A.	(1,342)
IDR	4,201,569,820	USD	286,275	08/18/21	Citibank N.A.	2,402
IDR	30,562,710,360	USD	2,140,546	07/14/21	HSBC Bank Plc	(34,763)
IDR	1,446,230,180	USD	98,516	08/18/21	HSBC Bank Plc	849
IDR	178,115,463,482	USD	12,294,170	07/02/21	JPMorgan Chase Bank N.A.	(10,345)
IDR	39,752,230,800	USD	2,747,217	07/06/21	JPMorgan Chase Bank N.A.	(6,559)
IDR	25,821,860,000	USD	1,806,988	07/19/21	Morgan Stanley Capital Services, Inc.	(28,538)
INR	22,400,000	USD	300,671	07/14/21	Bank of America, N.A.	325
INR	61,700,000	USD	829,629	07/14/21	Deutsche Bank AG	(545)
INR	45,800,000	USD	625,675	07/14/21	Goldman Sachs International	(10,245)
INR	136,494,397	USD	1,853,728	07/14/21	HSBC Bank Plc	(19,609)
INR	54,700,000	USD	744,572	07/14/21	JPMorgan Chase Bank N.A.	(9,551)
INR	10,405,603	USD	142,095	07/14/21	Morgan Stanley and Co. International Plc	(2,271)
INR	45,800,000	USD	616,375	07/14/21	UBS AG	(946)
JPY	35,562,180	USD	324,262	07/14/21	Bank of America, N.A.	(3,824)
JPY	175,300,000	USD	1,584,906	07/14/21	Bank of New York	(5,338)
JPY	34,100,000	USD	310,082	07/14/21	Citibank N.A.	(2,818)
JPY	207,900,000	USD	1,874,547	07/14/21	Goldman Sachs International	(1,231)
JPY	593,400,000	USD	5,379,055	07/14/21	JPMorgan Chase Bank N.A.	(32,132)
JPY	361,935,706	USD	3,293,558	07/19/21	Morgan Stanley Capital Services, Inc.	(32,140)
JPY	423,700,000	USD	3,823,540	07/14/21	State Street Bank London	(5,724)
KRW	6,997,026,400	USD	6,173,709	08/23/21	JPMorgan Chase Bank N.A.	38,042
KZT	26,300,000	USD	60,704	09/02/21	Bank of America, N.A.	(105)
KZT	90,550,000	USD	206,311	07/21/21	Goldman Sachs International	4,592
KZT	55,962,020	USD	129,347	08/11/21	Goldman Sachs International	301
KZT	198,300,000	USD	455,862	08/19/21	Goldman Sachs International	2,631
KZT	423,218,120	USD	971,241	09/02/21	Goldman Sachs International	3,911
KZT	113,098,870	USD	257,658	07/21/21	Morgan Stanley and Co. International Plc	5,764
KZT	151,631,120	USD	350,754	08/19/21	Morgan Stanley and Co. International Plc	(165)
KZT	20,530,000	USD	47,130	08/19/21	Natwest Markets Plc	337
MXN	10,713,160	USD	538,260	07/14/21	Bank of America, N.A.	(989)
MXN	6,225,461	USD	314,839	07/14/21	Citibank N.A.	(2,628)
MXN	39,510,778	USD	1,936,774	07/19/21	Citibank N.A.	43,532
MXN	33,070,000	USD	1,621,264	07/19/21	Goldman Sachs & Co.	36,226
MXN	27,560,000	USD	1,392,066	07/14/21	Goldman Sachs International	(9,915)
MXN	39,200,000	USD	1,969,475	07/14/21	HSBC Bank Plc	(3,570)
MXN	13,138,559	USD	637,177	07/14/21	JPMorgan Chase Bank N.A.	21,731
MXN	20,273,200	USD	1,015,975	09/17/21	JPMorgan Chase Bank N.A.	(7,402)
MXN	27,948,039	USD	1,394,444	07/14/21	Morgan Stanley and Co. International Plc	7,168
MXN	68,640,000	USD	3,374,514	07/19/21	Morgan Stanley Capital Services, Inc.	65,768
MXN	4,200,000	USD	213,001	07/14/21	Natwest Markets Plc	(2,369)
MXN	2,500,000	USD	121,779	07/14/21	State Street Bank London	3,597

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	920,000	USD	46,505	07/14/21	UBS AG	$(367)
MYR	4,116,240	USD	998,603	07/14/21	Goldman Sachs International	(7,606)
NOK	64,490,000	USD	7,656,505	07/19/21	Morgan Stanley Capital Services, Inc.	(161,549)
NZD	833,280	USD	599,937	07/14/21	JPMorgan Chase Bank N.A.	(17,683)
PEN	5,001,180	USD	1,276,196	07/14/21	Bank of America, N.A.	29,976
PEN	2,400,000	USD	605,162	07/14/21	Goldman Sachs International	21,653
PEN	256,000	USD	66,780	07/12/21	JPMorgan Chase Bank N.A.	67
PEN	112,000	USD	28,851	07/21/21	JPMorgan Chase Bank N.A.	421
PEN	24,700	USD	6,346	07/26/21	JPMorgan Chase Bank N.A.	113
PEN	1,200,000	USD	302,496	07/14/21	Morgan Stanley and Co. International Plc	10,912
PHP	8,175,950	USD	171,006	07/14/21	Bank of America, N.A.	(3,567)
PHP	29,600,000	USD	605,738	07/14/21	Goldman Sachs International	452
PHP	29,471,710	USD	603,812	07/14/21	HSBC Bank Plc	(250)
PHP	14,800,000	USD	303,465	07/14/21	JPMorgan Chase Bank N.A.	(370)
PHP	11,804,400	USD	244,681	09/20/21	JPMorgan Chase Bank N.A.	(3,477)
PLN	4,600,000	USD	1,229,212	07/14/21	Bank of America, N.A.	(20,827)
PLN	1,200,000	USD	317,872	07/14/21	Barclays Bank Plc	(2,642)
PLN	1,200,000	USD	317,728	07/14/21	HSBC Bank Plc	(2,497)
PLN	626,287	USD	164,882	07/14/21	JPMorgan Chase Bank N.A.	(361)
PLN	180,000	USD	47,461	08/19/21	JPMorgan Chase Bank N.A.	(171)
PLN	21,679,058	USD	5,895,953	07/14/21	Morgan Stanley and Co. International Plc	(201,031)
RON	2,700,000	USD	668,549	07/14/21	Bank of America, N.A.	(18,548)
RON	2,500,000	USD	618,797	07/14/21	Goldman Sachs International	(16,944)
RON	4,800,000	USD	1,187,424	07/14/21	JPMorgan Chase Bank N.A.	(31,867)
RON	13,999,100	USD	3,437,471	08/19/21	JPMorgan Chase Bank N.A.	(71,829)
RON	4,100,000	USD	1,009,778	07/14/21	State Street Bank London	(22,739)
RUB	270,585,020	USD	3,721,863	07/14/21	Bank of America, N.A.	(24,216)
RUB	180,270,000	USD	2,305,862	07/19/21	Citibank N.A.	155,745
RUB	215,798,985	USD	2,813,678	07/19/21	Goldman Sachs & Co.	133,080
RUB	57,300,000	USD	788,270	07/14/21	Goldman Sachs International	(5,244)
RUB	8,860,000	USD	122,050	07/14/21	UBS AG	(974)
THB	17,400,000	USD	553,735	07/14/21	Barclays Bank Plc	(10,851)
THB	311,523,120	USD	9,991,120	07/14/21	Citibank N.A.	(271,538)
THB	30,000,000	USD	946,047	07/14/21	Goldman Sachs International	(10,041)
THB	67,900,000	USD	2,144,485	07/14/21	HSBC Bank Plc	(25,992)
THB	36,551,400	USD	1,171,895	09/20/21	JPMorgan Chase Bank N.A.	(31,794)
TRY	9,423,200	USD	1,100,174	07/26/21	JPMorgan Chase Bank N.A.	(29,109)
UAH	35,325,330	USD	1,249,570	09/02/21	Citibank N.A.	21,583
UAH	4,672,880	USD	164,945	07/21/21	Goldman Sachs International	5,334
UAH	14,100,000	USD	497,530	08/11/21	Goldman Sachs International	13,107
UAH	736,160	USD	25,876	08/11/21	HSBC Bank Plc	785
UAH	14,077,160	USD	491,007	07/20/21	UBS AG	22,115
ZAR	1,970,000	USD	137,156	07/14/21	Bank of America, N.A.	605
ZAR	24,540,790	USD	1,746,955	07/14/21	Citibank N.A.	(30,832)
ZAR	8,800,000	USD	627,674	07/14/21	Deutsche Bank AG	(12,295)
ZAR	6,900,000	USD	492,111	07/14/21	Goldman Sachs International	(9,598)
ZAR	8,500,000	USD	594,949	07/14/21	HSBC Bank Plc	(549)
ZAR	4,205,000	USD	304,863	09/16/21	JPMorgan Chase Bank N.A.	(13,167)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ZAR	14,700,000	USD	1,039,033	07/14/21	Morgan Stanley and Co. International Plc	$(11,070)
ZAR	3,900,000	USD	275,663	07/14/21	Natwest Markets Plc	(2,938)
USD	601,316	AUD	800,000	07/14/21	Barclays Bank Plc	677
USD	603,252	AUD	800,000	07/14/21	JPMorgan Chase Bank N.A.	2,613
USD	983,049	AUD	1,270,000	07/19/21	Morgan Stanley Capital Services, Inc.	29,512
USD	60,715	AUD	80,000	07/14/21	The BNY Mellon	651
USD	189,703	AUD	249,880	07/14/21	UBS AG	2,094
USD	315,615	BRL	1,595,028	07/14/21	Bank of America, N.A.	(1,863)
USD	1,139,292	BRL	5,744,975	07/14/21	Citibank N.A.	(4,200)
USD	943,412	BRL	5,284,242	07/19/21	Citibank N.A.	(107,849)
USD	136,192	BRL	686,257	07/14/21	Goldman Sachs International	(402)
USD	5,822,676	BRL	29,383,846	07/14/21	JPMorgan Chase Bank N.A.	(25,951)
USD	4,994,443	BRL	26,514,500	08/23/21	JPMorgan Chase Bank N.A.	(258,320)
USD	2,214,737	BRL	11,148,534	07/14/21	Morgan Stanley and Co. International Plc	(4,293)
USD	2,614,543	CAD	3,270,000	07/19/21	Citibank N.A.	(26,144)
USD	4,170,984	CAD	5,135,588	07/19/21	Goldman Sachs & Co.	23,743
USD	645,377	CAD	800,000	07/14/21	Morgan Stanley and Co. International Plc	(664)
USD	54,462	CHF	50,000	07/14/21	Bank of America, N.A.	352
USD	543,676	CHF	500,000	07/14/21	JPMorgan Chase Bank N.A.	2,579
USD	300,504	CLP	220,593,115	07/14/21	Bank of America, N.A.	(2,364)
USD	179,286	CLP	135,700,000	07/14/21	Citibank N.A.	(7,025)
USD	7,774	CLP	5,749,849	07/14/21	Goldman Sachs International	(120)
USD	302,109	CLP	224,500,000	07/14/21	HSBC Bank Plc	(6,122)
USD	120,034	CLP	89,820,000	07/14/21	JPMorgan Chase Bank N.A.	(3,286)
USD	975,719	CLP	717,397,500	09/13/21	JPMorgan Chase Bank N.A.	(7,712)
USD	542,403	CLP	397,357,036	07/14/21	Morgan Stanley and Co. International Plc	(3,155)
USD	77,489	CNH	500,000	07/14/21	Deutsche Bank AG	148
USD	3,327,105	CNH	21,512,987	07/14/21	HSBC Bank Plc	(604)
USD	151,992	CNH	987,013	07/14/21	State Street Bank London	(683)
USD	171,476	CNY	1,100,000	07/14/21	State Street Bank London	1,372
USD	911,606	COP	3,429,852,272	07/14/21	Citibank N.A.	(6,392)
USD	612,663	COP	2,273,900,000	07/14/21	HSBC Bank Plc	4,056
USD	351,880	COP	1,263,003,544	07/14/21	JPMorgan Chase Bank N.A.	13,838
USD	4,105,966	COP	15,203,162,000	07/23/21	JPMorgan Chase Bank N.A.	38,580
USD	809,752	COP	3,057,800,000	07/14/21	Morgan Stanley and Co. International Plc	(8,666)
USD	823,561	COP	3,119,247,728	07/14/21	Natwest Markets Plc	(11,304)
USD	264,256	CZK	5,500,000	07/14/21	State Street Bank London	8,558
USD	957,268	EUR	800,000	07/14/21	Bank of America, N.A.	8,307
USD	1,577,428	EUR	1,295,000	07/15/21	Bank of America, N.A.	41,266
USD	692,021	EUR	580,000	07/26/21	Bank of America, N.A.	3,856
USD	317,624	EUR	266,000	07/30/21	Bank of America, N.A.	1,991
USD	1,944,256	EUR	1,595,000	07/12/21	Barclays Bank Plc	52,342
USD	743,070	EUR	608,000	07/13/21	Barclays Bank Plc	21,874
USD	19,738,625	EUR	16,185,488	07/14/21	Barclays Bank Plc	539,377
USD	322,565	EUR	266,000	07/19/21	Barclays Bank Plc	7,003
USD	1,629,436	EUR	1,366,000	07/30/21	Barclays Bank Plc	8,557
USD	1,464,407	EUR	1,201,000	07/14/21	BNP Paribas S.A.	39,779
USD	2,947,460	EUR	2,458,341	07/19/21	BNP Paribas S.A.	31,077

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,219,513	EUR	1,000,000	07/14/21	Citibank N.A.	$33,311
USD	999,155	EUR	840,000	07/19/21	Citibank N.A.	2,644
USD	1,269,844	EUR	1,063,000	07/21/21	Citibank N.A.	8,732
USD	1,284,598	EUR	1,075,000	07/28/21	Citibank N.A.	9,068
USD	953,975	EUR	799,000	07/30/21	Commonwealth Bank of Australia	5,891
USD	2,706,888	EUR	2,221,000	07/12/21	Deutsche Bank AG	72,442
USD	1,161,003	EUR	953,000	07/16/21	Deutsche Bank AG	30,507
USD	182,553	EUR	153,000	07/30/21	Deutsche Bank AG	1,006
USD	346,875	EUR	284,000	07/01/21	Goldman Sachs & Co.	10,080
USD	1,091,424	EUR	895,000	07/06/21	Goldman Sachs & Co.	29,951
USD	254,636	EUR	210,000	07/19/21	Goldman Sachs & Co.	5,508
USD	213,926	EUR	179,000	07/28/21	Goldman Sachs & Co.	1,536
USD	337,692	EUR	284,000	08/02/21	Goldman Sachs & Co.	681
USD	2,859,154	EUR	2,353,000	07/07/21	HSBC Bank USA, N.A.	68,427
USD	1,644,851	EUR	1,350,000	07/08/21	HSBC Bank USA, N.A.	43,677
USD	607,569	EUR	500,000	07/14/21	JPMorgan Chase Bank N.A.	14,468
USD	3,953,897	EUR	3,300,000	07/14/21	Morgan Stanley and Co. International Plc	39,432
USD	1,450,383	EUR	1,187,000	07/06/21	Morgan Stanley Capital Services, Inc.	42,597
USD	1,421,866	EUR	1,169,000	07/07/21	Morgan Stanley Capital Services, Inc.	35,398
USD	941,487	EUR	773,000	07/12/21	Morgan Stanley Capital Services, Inc.	24,591
USD	1,146,608	EUR	950,000	07/19/21	Morgan Stanley Capital Services, Inc.	19,602
USD	136,114	EUR	114,000	07/21/21	Morgan Stanley Capital Services, Inc.	868
USD	306,001	EUR	256,000	07/28/21	Morgan Stanley Capital Services, Inc.	2,247
USD	882,384	EUR	722,000	07/01/21	Standard Chartered Bank	26,164
USD	4,594,785	EUR	3,777,000	07/07/21	Standard Chartered Bank	115,153
USD	1,581,445	EUR	1,328,000	07/26/21	Standard Chartered Bank	5,784
USD	858,685	EUR	722,000	08/02/21	Standard Chartered Bank	1,916
USD	873,647	EUR	732,000	07/30/21	State Street Bank and Trust	5,065
USD	2,167,085	EUR	1,784,000	07/07/21	UBS AG	51,209
USD	3,298,289	GBP	2,383,670	07/19/21	Goldman Sachs & Co.	5,206
USD	41,828	GBP	30,000	07/14/21	JPMorgan Chase Bank N.A.	383
USD	555,766	GBP	400,000	07/14/21	Morgan Stanley and Co. International Plc	3,167
USD	836,209	GBP	591,000	07/14/21	Standard Chartered Bank	19,743
USD	1,256,016	HUF	370,800,000	07/14/21	Morgan Stanley and Co. International Plc	3,397
USD	85,786	IDR	1,240,390,000	07/14/21	Bank of America, N.A.	323
USD	200,539	IDR	2,902,654,858	07/14/21	Citibank N.A.	545
USD	2,263,550	IDR	32,699,870,142	07/14/21	HSBC Bank Plc	10,515
USD	314,115	IDR	4,597,600,000	08/18/21	HSBC Bank Plc	(1,771)
USD	12,315,187	IDR	178,115,463,482	07/02/21	JPMorgan Chase Bank N.A.	31,362
USD	2,774,100	IDR	39,752,230,800	07/06/21	JPMorgan Chase Bank N.A.	33,441
USD	7,101,350	IDR	104,254,912,712	07/19/21	JPMorgan Chase Bank N.A.	(79,083)
USD	1,457,566	IDR	21,095,359,000	07/26/21	JPMorgan Chase Bank N.A.	5,434
USD	6,450,986	IDR	93,600,531,241	08/03/21	JPMorgan Chase Bank N.A.	11,864
USD	2,735,308	IDR	39,752,230,800	08/05/21	JPMorgan Chase Bank N.A.	1,068
USD	291,151	IDR	4,142,500,000	07/14/21	Morgan Stanley and Co. International Plc	5,731
USD	261,511	IDR	3,790,085,000	07/14/21	UBS AG	373
USD	1,168,827	INR	85,564,010	07/14/21	Bank of America, N.A.	19,076
USD	603,898	INR	45,000,000	07/14/21	Citibank N.A.	(782)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,695,654	INR	126,100,000	07/14/21	Natwest Markets Plc	$1,207
USD	3,438,263	JPY	378,600,000	07/14/21	Bank of America, N.A.	26,828
USD	1,326,538	JPY	144,120,000	07/19/21	Goldman Sachs & Co.	27,867
USD	655,593	JPY	71,700,000	07/14/21	JPMorgan Chase Bank N.A.	9,529
USD	2,015,628	JPY	217,820,000	07/19/21	Morgan Stanley Capital Services, Inc.	52,843
USD	7,469,472	JPY	817,662,380	07/14/21	State Street Bank London	101,797
USD	716,033	MXN	14,664,711	07/14/21	Bank of America, N.A.	(19,412)
USD	308,756	MXN	6,249,350	07/14/21	Citibank N.A.	(4,653)
USD	359,011	MXN	7,170,000	07/19/21	Citibank N.A.	(354)
USD	1,221,873	MXN	25,157,812	07/14/21	Deutsche Bank AG	(39,807)
USD	3,263,716	MXN	65,872,160	07/19/21	Goldman Sachs & Co.	(37,840)
USD	3,036,954	MXN	59,869,661	07/14/21	Goldman Sachs International	34,453
USD	530,852	MXN	10,560,000	07/14/21	HSBC Bank Plc	1,261
USD	1,329,065	MXN	26,952,591	07/14/21	JPMorgan Chase Bank N.A.	(22,625)
USD	1,868,337	MXN	38,424,886	07/14/21	Morgan Stanley and Co. International Plc	(58,695)
USD	1,926,962	MXN	38,516,548	07/19/21	Morgan Stanley Capital Services, Inc.	(3,513)
USD	501,096	MXN	10,300,000	07/14/21	State Street Bank London	(15,456)
USD	504,467	MYR	2,100,000	07/14/21	Goldman Sachs International	(1,115)
USD	287,356	MYR	1,200,000	08/18/21	Goldman Sachs International	(1,131)
USD	769,612	MYR	3,200,000	07/14/21	Morgan Stanley and Co. International Plc	(798)
USD	937,238	MYR	3,900,000	08/18/21	Morgan Stanley and Co. International Plc	(346)
USD	2,517,804	NOK	20,930,000	07/19/21	Morgan Stanley Capital Services, Inc.	85,343
USD	588,963	NZD	842,700	07/14/21	JPMorgan Chase Bank N.A.	126
USD	635,340	PEN	2,500,000	07/14/21	Morgan Stanley and Co. International Plc	(17,591)
USD	607,553	PHP	29,600,000	07/14/21	Bank of America, N.A.	1,363
USD	908,852	PHP	44,300,000	07/14/21	Citibank N.A.	1,615
USD	47,450	PLN	180,000	07/01/21	JPMorgan Chase Bank N.A.	169
USD	52,435	PLN	200,000	07/14/21	JPMorgan Chase Bank N.A.	(104)
USD	232,657	PLN	867,700	08/19/21	JPMorgan Chase Bank N.A.	4,694
USD	848,353	PLN	3,100,000	07/14/21	Morgan Stanley and Co. International Plc	34,008
USD	1,351,288	RON	5,494,760	07/14/21	Bank of America, N.A.	28,473
USD	2,233,580	RON	9,049,490	07/14/21	Goldman Sachs International	54,996
USD	664,981	RON	2,700,000	07/14/21	JPMorgan Chase Bank N.A.	14,980
USD	565,806	RON	2,300,000	07/14/21	State Street Bank London	12,101
USD	594,141	RUB	43,300,000	07/14/21	Bank of America, N.A.	2,429
USD	897,119	RUB	65,400,000	07/14/21	Barclays Bank Plc	3,403
USD	4,043,821	RUB	304,220,000	07/19/21	Citibank N.A.	(110,338)
USD	2,342,812	RUB	172,590,000	07/19/21	Goldman Sachs & Co.	(13,924)
USD	1,139,155	RUB	82,500,000	07/14/21	Goldman Sachs International	11,761
USD	605,441	RUB	44,400,000	07/14/21	HSBC Bank Plc	(1,302)
USD	1,987,055	RUB	145,400,000	07/14/21	JPMorgan Chase Bank N.A.	108
USD	545,483	RUB	40,589,640	07/19/21	JPMorgan Chase Bank N.A.	(8,773)
USD	3,325,879	RUB	242,649,500	09/20/21	JPMorgan Chase Bank N.A.	44,673
USD	605,193	RUB	44,400,000	07/14/21	Morgan Stanley and Co. International Plc	(1,550)
USD	3,588,233	SAR	13,460,000	07/15/21	JPMorgan Chase Bank N.A.	(526)
USD	404,480	THB	12,600,000	07/14/21	Natwest Markets Plc	11,358
USD	66,396	TRY	580,000	07/01/21	JPMorgan Chase Bank N.A.	(367)
USD	1,983,172	TWD	54,804,960	07/14/21	Morgan Stanley and Co. International Plc	16,157

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,301,854	ZAR	18,465,000	07/14/21	Bank of America, N.A.	$10,607
USD	986,338	ZAR	13,700,000	07/14/21	Citibank N.A.	28,305
USD	296,550	ZAR	4,100,000	07/14/21	Goldman Sachs International	9,840
USD	80,237	ZAR	1,135,000	07/14/21	HSBC Bank Plc	867
USD	1,116,523	ZAR	15,503,467	07/14/21	JPMorgan Chase Bank N.A.	32,374
USD	11,027,527	ZAR	156,926,567	08/23/21	JPMorgan Chase Bank N.A.	108,341
USD	194,627	ZAR	2,810,100	09/16/21	JPMorgan Chase Bank N.A.	(306)
USD	2,130,089	ZAR	30,300,000	07/14/21	Morgan Stanley and Co. International Plc	11,228
USD	1,429,102	ZAR	19,464,855	07/14/21	State Street Bank London	67,937
USD	615,158	ZAR	8,734,777	07/14/21	UBS AG	4,340

						$(459,850)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Sep 2021	$1,059,977	$2,610
181	Euro 90-Day	Dec 2023	44,740,937	57
16	U.S. Long Bond	Sep 2021	2,572,000	73,288
283	U.S. Treasury Note 2-Year	Sep 2021	62,350,648	(97,771)
123	U.S. Ultra 10-Year	Sep 2021	18,105,984	189,753
95	U.S. Ultra Bond	Sep 2021	18,305,312	831,923

				$999,860

Sales
31	Euro 90-Day	Dec 2021	$7,734,113	$(2,228)
17	Euro-Bund	Sep 2021	3,479,871	(30,964)
114	U.S. Treasury Note 10-Year	Sep 2021	15,105,000	1,245
57	U.S. Treasury Note 10-Year	Sep 2021	7,552,500	(29,206)
134	U.S. Treasury Note 5-Year	Sep 2021	16,539,578	59,440

				$(1,713)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2021
CALL — USD/EUR Option
Strike @ EUR 106.50
Expires 08/18/2021	BNP Paribas S.A.	USD	(6,012,000)	$(59,218)	$(11,351)
PUT — USD/EUR Option
Strike @ EUR 110.00
Expires 08/18/2021	Morgan Stanley & Co.	USD	(6,040,000)	(11,476)	(19,102)

Total Written Currency Options				$(70,694)	$(30,453)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2021
PUT — S&P 500 E-mini
Futures Option
Strike @ $3,500.00
Expires 07/16/2021	JPMorgan Securities LLC	2,500	$(10,721,500)	$(55,832)	$(2,250)
PUT — S&P 500 E-mini
Futures Option
Strike @ $3,600.00
Expires 09/17/2021	JPMorgan Securities LLC	3,900	(16,725,540)	(117,824)	(69,225)
PUT — S&P 500 E-mini
Futures Option
Strike @ $3,800.00
Expires 09/17/2021	JPMorgan Securities LLC	1,550	(6,647,330)	(46,047)	(44,563)

Total Written Futures Options				$(219,703)	$(116,038)

Written Swaption

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2021
6 mo. LIBOR Index Option
Strike @ EUR 1.00
Expires 05/06/2022	Morgan Stanley & Co.	EUR	(15,100,000)	$(80,120)	$(37,346)

Total Written Options				$(370,517)	$(183,837)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.34%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	09/15/26	HSBC Securities	$—	THB	7,637,517	$(3,630)	$(3,630)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	2,702,414	(14,583)	(14,583)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		9,266,521	(48,292)	(48,292)
2.51%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Citibank N.A.	—		6,502,698	(6,972)	(6,972)
2.51%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		5,489,373	(7,733)	(7,733)
2.55%	Quarterly	7-Day CNRR	Quarterly	02/10/25	Bank of America, N.A.	—		2,915,046	(2,370)	(2,370)
2.56%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Bank of America, N.A.	—		8,702,233	(6,981)	(6,981)
2.69%	Quarterly	7-Day CNRR	Quarterly	12/16/25	HSBC Bank Plc	—		3,081,518	(1,418)	(1,418)
BRL-CDI	At Maturity	7.49%	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	591,999	2,251	2,251
BRL-CDI	Annual	2.78%	Annual	01/03/22	HSBC Bank Plc	—		13,862,865	30,041	30,041
4.11%	Annual	BRL-CDI	Annual	01/02/23	HSBC Bank Plc	—		7,927,478	(42,283)	(42,283)
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		4,110,000	(66,245)	(66,245)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—		1,800,000	(1,653)	(1,653)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105		2,100,000	(1,928)	(3,033)
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		1,400,000	(1,036)	(1,036)

						$1,105			$(172,832)	$(173,937)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	5.56%	Monthly	12/31/30	$13	MXN	16,684,659	$84,542	$84,529
5.12%	Monthly	1-Month TIIE	Monthly	06/13/25	11		15,617,022	(37,008)	(37,019)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—		116,734,200	149,134	149,134
3-Month JIBAR	Quarterly	7.31%	Quarterly	09/15/31	13	ZAR	11,239,353	10,521	10,508
3-Month USD LIBOR	Quarterly	2.00%	Semi-Annual	02/15/47	(1,393)	USD	1,575,000	(87,231)	(85,838)
3-Month USD LIBOR	Quarterly	1.60%	Semi-Annual	02/15/47	4,663		772,000	24,006	19,343
1.10%	Semi-Annual	3-Month USD LIBOR	Quarterly	12/18/25	—		17,167,000	(75,945)	(75,945)
6-Month BUBOR	Semi-Annual	2.69%	Annual	09/15/31	12		HUF 209,148,313	3,491	3,479
6-Month PRIBOR	Semi-Annual	1.81%	Annual	09/15/31	2	CZK	2,864,014	1,077	1,075
6-Month WIBOR	Semi-Annual	1.94%	Annual	09/15/31	22	PLN	5,003,743	(16,214)	(16,236)
Overnight Federal Funds Effective Rate (12M)	Annual	1.73%	Annual	02/15/47	—	USD	684,000	(29,285)	(29,285)
SOFR	Annual	0.74%	Annual	08/19/45	—		490,000	74,534	74,534
SOFR	Annual	0.56%	Annual	07/20/45	9,344		3,210,000	606,539	597,195

									$695,474

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
1,250,138	USD	06/20/26	Goldman Sachs & Co.	(1.00%	)	Quarterly	CDX.EM.35**	$(12,873)	$45,630	$32,757
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%	)	Quarterly	Daimler AG, 1.40%, 01/12/24	(1,558)	(19,195)	(20,753)
1,157,747	USD	06/20/26	HSBC Securities	(1.00%	)	Quarterly	Russian Federation, 7.50%, 03/30/31	(8,789)	(662)	(9,451)

						Total Buy Protection		$(23,220)	$25,773	$2,553

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
820,000	USD	06/20/26	Morgan Stanley & Co.	(5.00%	)	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	$(9,591)	$180,545	$170,954
410,000	USD	06/20/26	Morgan Stanley & Co.	(5.00%	)	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(5,185)	90,662	85,477
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%		Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	8,345	9,255	17,600

						Total Sell Protection		$(6,431)	$280,462	$274,031

				Total OTC Credit Default Swaps				$(29,651)	$306,235	$276,584

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,243,000	USD	06/20/26	(5.00%)	Quarterly	CDX.NA.HY.36***	$(55,100)	$(275,535)	$(330,635)
615,000	USD	06/20/26	(1.00%)	Quarterly	ViacomCBS, Inc.	(580)	(9,500)	(10,080)
615,000	USD	06/20/26	(1.00%)	Quarterly	Walt Disney Co. (The)	(129)	(18,723)	(18,852)

						$(55,809)	$(303,758)	$(359,567)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.

***	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $376,521 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Pesos
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Abbreviations — continued

UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

BIBOR	— Bangkok Interbank Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDI	— Brazil Interbank Deposit Rate
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
CNRR	— China Fixing Repo Rates
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GDN	— Global Depository Note
ICE	— Intercontinental Exchange
JIBAR	— Johannesburg Interbank Average Rate
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
OTC	— Over-The-Counter
PIK	— Payment In Kind
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TBD	— To Be Determined
TIIE	— Mexican Interbank Equilibrium Interest Rate
UMBS	— Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	— Warsaw Interbank Offer Rate

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	33.6
Corporate Debt	32.2
Bank Loans	15.5
Mortgage Backed Securities — Private Issuers	5.5
Asset Backed Securities	4.0
Convertible Debt	1.7
Convertible Preferred Stocks	1.0
Futures Contracts	0.1
Common Stocks	0.1
Centrally Cleared Interest Rate Swaps	0.1
Mortgage Backed Securities — U.S. Government Agency Obligations	0.1
Purchased Swaption	0.1
OTC Credit Default Swaps	0.0	*
Purchased Futures Options	0.0	*
Preferred Stock	0.0	*
Purchased Currency Options	0.0	*
U.S. Government and Agency Obligations	0.0	*
Written Currency Options	0.0	*
Written Swaptions	0.0	*
Written Futures Options	0.0	*
OTC Interest Rate Swaps	0.0	*
Centrally Cleared Credit Default Swaps	0.0	*
Forward Foreign Currency Contracts	(1.0)
Short-Term Investments	1.9
Other Assets and Liabilities (net)	5.1

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.